UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Pathfinder Aggressive (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Growth	1,314	$15,250
Ivy Funds VIP International Core Equity	457	8,370
Ivy Funds VIP International Growth	1,421	12,590
Ivy Funds VIP Limited-Term Bond	2,637	12,925
Ivy Funds VIP Mid Cap Growth	733	7,483
Ivy Funds VIP Money Market	4,321	4,321
Ivy Funds VIP Small Cap Growth	636	7,343
Ivy Funds VIP Small Cap Value	482	8,122
Ivy Funds VIP Value	1,041	7,635

TOTAL AFFILIATED MUTUAL FUNDS - 99.3%		$84,039
(Cost: $81,627)

SHORT-TERM SECURITIES – 0.7%	Principal
Master Note
Toyota Motor Credit Corp., 0.102%, 10–7–14 (A)	$ 587	$587

(Cost: $587)

TOTAL INVESTMENT SECURITIES – 100.0%		$84,626
(Cost: $82,214)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		0

NET ASSETS – 100.0%		$84,626

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$84,039	$—	$—
Short-Term Securities	—	587	—
Total	$84,039	$587	$—

As of September 30, 2014, there were no transfers between any levels during the period.

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$82,214
Gross unrealized appreciation	3,169
Gross unrealized depreciation	(757)
Net unrealized appreciation	$2,412

SCHEDULE OF INVESTMENTS
Pathfinder Conservative (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,783	$15,526
Ivy Funds VIP Growth	1,235	14,332
Ivy Funds VIP International Core Equity	322	5,899
Ivy Funds VIP Limited-Term Bond	4,957	24,292
Ivy Funds VIP Mid Cap Growth	229	2,344
Ivy Funds VIP Money Market	48,730	48,730
Ivy Funds VIP Small Cap Growth	398	4,600
Ivy Funds VIP Small Cap Value	68	1,145
Ivy Funds VIP Value	489	3,588

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$120,456
(Cost: $116,947)

SHORT-TERM SECURITIES – 0.5%	Principal
Master Note
Toyota Motor Credit Corp., 0.102%, 10–7–14 (A)	$ 612	$612

(Cost: $612)

TOTAL INVESTMENT SECURITIES – 100.0%		$121,068
(Cost: $117,559)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(25)

NET ASSETS – 100.0%		$121,043

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$120,456	$—	$—
Short-Term Securities	—	612	—
Total	$120,456	$612	$—

As of September 30, 2014, there were no transfers between any levels during the period.

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$117,559
Gross unrealized appreciation	3,706
Gross unrealized depreciation	(197)
Net unrealized appreciation	$3,509

SCHEDULE OF INVESTMENTS
Pathfinder Moderate (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	15,734	$137,013
Ivy Funds VIP Growth	10,233	118,747
Ivy Funds VIP International Core Equity	2,463	45,118
Ivy Funds VIP International Growth	10,210	90,495
Ivy Funds VIP Limited-Term Bond	28,436	139,351
Ivy Funds VIP Mid Cap Growth	2,633	26,894
Ivy Funds VIP Money Market	232,946	232,946
Ivy Funds VIP Small Cap Growth	4,568	52,776
Ivy Funds VIP Small Cap Value	2,078	35,028
Ivy Funds VIP Value	4,989	36,587

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$914,955
(Cost: $864,389)

SHORT-TERM SECURITIES – 0.0%	Principal
Master Note
Toyota Motor Credit Corp., 0.102%, 10–7–14 (A)	$ 397	$397

(Cost: $397)

TOTAL INVESTMENT SECURITIES – 99.9%		$915,352
(Cost: $864,786)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		152

NET ASSETS – 100.0%		$915,504

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$914,955	$—	$—
Short-Term Securities	—	397	—
Total	$914,955	$397	$—

There were no transfers between any levels during the period ended September 30, 2014.

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$864,786
Gross unrealized appreciation	51,523
Gross unrealized depreciation	(957)
Net unrealized appreciation	$50,566

SCHEDULE OF INVESTMENTS
Pathfinder Moderate - Managed Volatility (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	2,381	$20,732
Ivy Funds VIP Growth	1,549	17,974
Ivy Funds VIP International Core Equity	373	6,829
Ivy Funds VIP International Growth	1,545	13,698
Ivy Funds VIP Limited-Term Bond	4,300	21,070
Ivy Funds VIP Mid Cap Growth	399	4,073
Ivy Funds VIP Money Market	35,216	35,216
Ivy Funds VIP Small Cap Growth	692	7,998
Ivy Funds VIP Small Cap Value	315	5,310
Ivy Funds VIP Value	755	5,534

TOTAL AFFILIATED MUTUAL FUNDS – 96.9%		$138,434
(Cost: $142,362)

SHORT-TERM SECURITIES – 3.2%	Principal
Master Note
Toyota Motor Credit Corp., 0.102%, 10–7–14 (A)	$ 4,558	$4,558

(Cost: $4,558)

TOTAL INVESTMENT SECURITIES – 100.1%		$142,992
(Cost: $146,920)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(183)

NET ASSETS – 100.0%		$142,809

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at September 30, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized (Depreciation)
E-mini S&P 500 Index	Long	12-19-14	13	$2,478	$(21)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$138,434	$—	$—
Short-Term Securities	—	4,558	—
Total	$138,434	$4,558	$—
Liabilities
Futures	$21	$—	$—

There were no transfers between any levels during the period ended September 30, 2014.

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$146,920
Gross unrealized appreciation	—
Gross unrealized depreciation	(3,928)
Net unrealized depreciation	$(3,928)

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Aggressive (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	18,781	$163,550
Ivy Funds VIP Growth	12,215	141,747
Ivy Funds VIP International Core Equity	5,881	107,716
Ivy Funds VIP International Growth	12,188	108,025
Ivy Funds VIP Limited-Term Bond	33,943	166,337
Ivy Funds VIP Mid Cap Growth	4,190	42,804
Ivy Funds VIP Money Market	166,833	166,833
Ivy Funds VIP Small Cap Growth	6,362	73,500
Ivy Funds VIP Small Cap Value	4,342	73,175
Ivy Funds VIP Value	5,955	43,673

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$1,087,360
(Cost: $1,017,282)

SHORT-TERM SECURITIES – 0.0%	Principal
Master Note
Toyota Motor Credit Corp., 0.102%, 10–7–14 (A)	$ 367	$367

(Cost: $367)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,087,727
(Cost: $1,017,649)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		168

NET ASSETS – 100.0%		$1,087,895

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,087,360	$—	$—
Short-Term Securities	—	367	—
Total	$1,087,360	$367	$—

There were no transfers between any levels during the period ended September 30, 2014.

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,017,649
Gross unrealized appreciation	70,078
Gross unrealized depreciation	—
Net unrealized depreciation	$70,078

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Aggressive - Managed Volatility (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	589	$5,128
Ivy Funds VIP Growth	383	4,445
Ivy Funds VIP International Core Equity	184	3,379
Ivy Funds VIP International Growth	382	3,389
Ivy Funds VIP Limited-Term Bond	1,064	5,212
Ivy Funds VIP Mid Cap Growth	131	1,343
Ivy Funds VIP Money Market	5,227	5,227
Ivy Funds VIP Small Cap Growth	200	2,308
Ivy Funds VIP Small Cap Value	136	2,298
Ivy Funds VIP Value	187	1,369

TOTAL AFFILIATED MUTUAL FUNDS – 97.0%		$34,098
(Cost: $35,497)

SHORT-TERM SECURITIES – 3.1%	Principal
Master Note
Toyota Motor Credit Corp., 0.102%, 10–7–14 (A)	$ 1,107	$1,107

(Cost: $1,107)

TOTAL INVESTMENT SECURITIES – 100.1%		$35,205
(Cost: $36,604)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(42)

NET ASSETS – 100.0%		$35,163

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at September 30, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
E-mini S&P 500 Index	Long	12-19-14	9	$885	$(6)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$34,098	$—	$—
Short-Term Securities	—	1,107	—
Total	$34,098	$1,107	$—
Liabilities
Futures Contracts	$6

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$36,604
Gross unrealized appreciation	—
Gross unrealized depreciation	(1,399)
Net unrealized depreciation	$(1,399)

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Conservative (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	4,345	$37,836
Ivy Funds VIP Growth	3,261	37,836
Ivy Funds VIP International Core Equity	785	14,375
Ivy Funds VIP International Growth	1,627	14,416
Ivy Funds VIP Limited-Term Bond	12,081	59,206
Ivy Funds VIP Mid Cap Growth	839	8,568
Ivy Funds VIP Money Market	89,074	89,074
Ivy Funds VIP Small Cap Growth	1,213	14,011
Ivy Funds VIP Small Cap Value	331	5,579
Ivy Funds VIP Value	1,590	11,658

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$292,559
(Cost: $280,552)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corp., 0.102%, 10–7–14 (A)	$ 358	$358

(Cost: $358)

TOTAL INVESTMENT SECURITIES – 99.9%		$292,917
(Cost: $280,910)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		219

NET ASSETS – 100.0%		$293,136

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$292,559	$—	$—
Short-Term Securities	—	358	—
Total	$292,559	$358	$—

There were no transfers between any levels during the period ended September 30, 2014.

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$280,910
Gross unrealized appreciation	12,225
Gross unrealized depreciation	(218)
Net unrealized appreciation	$12,007

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Conservative - Managed Volatility (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	387	$3,373
Ivy Funds VIP Growth	291	3,374
Ivy Funds VIP International Core Equity	70	1,282
Ivy Funds VIP International Growth	145	1,286
Ivy Funds VIP Limited-Term Bond	1,077	5,277
Ivy Funds VIP Mid Cap Growth	75	764
Ivy Funds VIP Money Market	7,938	7,938
Ivy Funds VIP Small Cap Growth	108	1,251
Ivy Funds VIP Small Cap Value	30	498
Ivy Funds VIP Value	142	1,039

TOTAL AFFILIATED MUTUAL FUNDS – 97.0%		$26,082
(Cost: $26,525)

SHORT-TERM SECURITIES – 3.4%	Principal
Master Note
Toyota Motor Credit Corp., 0.102%, 10–7–14 (A)	$ 921	$921

(Cost: $921)

TOTAL INVESTMENT SECURITIES – 100.4%		$27,003
(Cost: $27,446)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(124)

NET ASSETS – 100.0%		$26,879

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at September 30, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
E-mini S&P 500 Index	Long	12-19-14	3	$295	$(1)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$26,082	$—	$—
Short-Term Securities	—	921	—
Total	$26,082	$921	$—
Liabilities
Futures Contracts	$1	$—	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$27,446
Gross unrealized appreciation	—
Gross unrealized depreciation	(443)
Net unrealized depreciation	$(443)

CONSOLIDATED SCHEDULE OF INVESTMENTS
Asset Strategy (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.2%
Boeing Co. (The)	149	$18,980
Precision Castparts Corp.	75	17,695

		36,675

Airlines – 0.4%
Japan Airlines Corp. (A)	268	7,342

Apparel Retail – 0.5%
Limited Brands, Inc.	130	8,701

Application Software – 2.3%
Adobe Systems, Inc. (B)	259	17,920
Intuit, Inc.	225	19,686

		37,606

Auto Parts & Equipment – 0.8%
Continental AG (A)	73	13,909

Automobile Manufacturers – 1.2%
Ford Motor Co.	1,311	19,388

Biotechnology – 2.7%
Amgen, Inc.	132	18,485
Biogen Idec, Inc. (B)	42	13,861
Gilead Sciences, Inc. (B)(C)	118	12,540

		44,886

Brewers – 2.6%
InBev N.V. (A)	162	17,997
SABMiller plc (A)	437	24,285

		42,282

Broadcasting – 0.4%
CBS Corp., Class B	125	6,696

Casinos & Gaming – 6.7%
Galaxy Entertainment Group (A)	11,212	65,122
Las Vegas Sands, Inc.	684	42,568
Macau Legend Development Ltd. (A)(B)	2,862	1,452

		109,142

Construction Machinery & Heavy Trucks – 1.5%
Caterpillar, Inc. (C)	248	24,589

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp. (B)	53	13,059
Visa, Inc., Class A	52	11,181

		24,240

Diversified Banks – 0.9%
Wells Fargo & Co. (C)	296	15,369

Diversified Chemicals – 0.9%
Dow Chemical Co. (The) (C)	280	14,704

Diversified Metals & Mining – 2.2%
BHP Billiton plc (A)	396	11,010
Freeport-McMoRan Copper & Gold, Inc., Class B (C)	384	12,538
Rio Tinto plc (A)	241	11,850

		35,398

Home Improvement Retail – 1.1%
Home Depot, Inc. (The)	192	17,651

Integrated Oil & Gas – 2.8%
Chevron Corp. (C)	103		12,302
Exxon Mobil Corp.	131		12,283
Occidental Petroleum Corp. (C)	223		21,403

			45,988

Internet Retail – 1.3%
Amazon.com, Inc. (B)(C)	67		21,571

Internet Software & Services – 2.4%
Alibaba Group Holding Ltd. ADR (B)	64		5,651
Baidu.com, Inc. ADR (B)	64		14,066
Tencent Holdings Ltd. (A)	1,295		19,255

			38,972

Investment Banking & Brokerage – 1.2%
Goldman Sachs Group, Inc. (The)	107		19,624

IT Consulting & Other Services – 1.5%
Cognizant Technology Solutions Corp., Class A (B)	552		24,699

Leisure Facilities – 0.0%
Circuit of the Americas LLC, Class B (B)(E)	—	*	—

Life & Health Insurance – 5.1%
AIA Group Ltd. (A)	9,218		47,663
MetLife, Inc. (C)	341		18,297
Prudential Financial, Inc.	201		17,702

			83,662

Managed Health Care – 0.6%
Humana, Inc.	74		9,576

Movies & Entertainment – 6.7%
Delta Topco Ltd. (B)(E)	56,728		46,748
Legend Pictures LLC (B)(E)(L)	10		18,315
Media Group Holdings LLC (B)(E)(F)(L)	19		40,864
Twenty-First Century Fox, Inc., Class A	129		4,413

			110,340

Multi-Line Insurance – 1.1%
American International Group, Inc. (C)	336		18,156

Oil & Gas Equipment & Services – 0.4%
Schlumberger Ltd.	57		5,806

Oil & Gas Exploration & Production – 1.4%
ConocoPhillips	309		23,653

Oil & Gas Refining & Marketing – 0.3%
Phillips 66	70		5,659

Oil & Gas Storage & Transportation – 1.3%
Plains GP Holdings L.P., Class A	679		20,805

Other Diversified Financial Services – 1.5%
Citigroup, Inc.	473		24,495

Packaged Foods & Meats – 0.8%
Mead Johnson Nutrition Co.	137		13,163

Pharmaceuticals – 0.7%
Bristol-Myers Squibb Co.	94	4,806
Roche Holdings AG, Genusscheine (A)	23	6,731

		11,537

Railroads – 1.2%
Union Pacific Corp.	176	19,125

Research & Consulting Services – 1.7%
Nielsen Holdings N.V.	620	27,493

Semiconductor Equipment – 1.6%
Applied Materials, Inc.	1,001	21,621
ASML Holding N.V., NY Registry Shares	51	5,079

		26,700

Semiconductors – 4.4%
Advanced Micro Devices, Inc. (B)	2,315	7,892
Intel Corp.	487	16,950
MediaTek, Inc. (A)	432	6,398
Micron Technology, Inc. (B)	272	9,322
Taiwan Semiconductor Manufacturing Co. Ltd. (A)	2,457	9,692
Texas Instruments, Inc. (C)	466	22,215

		72,469

Specialty Chemicals – 0.9%
LyondellBasell Industries N.V., Class A	142	15,408

Systems Software – 2.3%
Microsoft Corp.	805	37,301

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	359	36,209
FUJIFILM Holdings Corp. (A)	346	10,635

		46,844

TOTAL COMMON STOCKS – 72.0%		$1,181,624
(Cost: $1,126,960)

PURCHASED OPTIONS	Number of Contracts (Unrounded)

Apple, Inc.:
Call $105.00, Expires 11–21–14, OTC (Ctrpty: Deutsche Bank AG)	490	97
Call $105.00, Expires 12–19–14, OTC (Ctrpty: Deutsche Bank AG)	490	126
S&P 500 Index:
Put $1,875.00, Expires 10–3–14	198	8
Put $1,935.00, Expires 10–3–14	198	64
Call $2,050.00, Expires 10–17–14	928	51
Put $1,775.00, Expires 10–24–14	198	46
Put $1,925.00, Expires 10–24–14	198	287
Call $2,125.00, Expires 12–19–14	1,392	233
Call $2,150.00, Expires 12–19–14, OTC (Ctrpty: Bank of America N.A.)	770	60
Call $2,175.00, Expires 1–16–15, OTC (Ctrpty: Bank of America N.A.)	770	98
Call $2,200.00, Expires 3–19–15, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	775	264

TOTAL PURCHASED OPTIONS – 0.1%		$1,334
(Cost: $3,316)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.4%
Aston Martin Holdings Ltd.,
10.250%, 7–15–18 (D)(G)	$ 6,511	6,563

Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series B,

0.000%, 12–31–20 (H)	4,047	2,508

Movies & Entertainment – 2.9%
Delta Topco Ltd.,
10.000%, 11–24–60 (E)(G)	47,573	47,573

TOTAL CORPORATE DEBT SECURITIES – 3.5%		$56,644
(Cost: $60,413)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 9–15–17 (I)	91	1
5.500%, 3–15–23 (I)	83	8
5.500%, 10–15–25 (I)	307	44
6.000%, 11–15–35 (I)	184	38
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (I)	132	18
5.500%, 8–25–33 (I)	202	35
5.500%, 4–25–34 (I)	339	65
5.500%, 11–25–36 (I)	442	84
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (I)	82	3
5.000%, 7–20–33 (I)	22	—	*
5.500%, 11–20–33 (I)	142	5
5.500%, 7–20–35 (I)	156	30

		331

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$331
(Cost: $1,459)

BULLION – 6.0%	Troy Ounces
Gold	82	$98,851

(Cost: $111,563)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 19.0%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.080%, 10–6–14 (J)	$2,100	2,100
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.150%, 10–14–14 (J)	10,000	9,999
Army & Air Force Exchange Service:
0.140%, 11–17–14 (J)	5,000	4,999
0.140%, 11–24–14 (J)	10,000	9,998
Baxter International, Inc.,
0.200%, 10–7–14 (J)	5,000	5,000
BMW U.S. Capital LLC (GTD by BMW AG):
0.100%, 10–14–14 (J)	10,000	10,000
0.090%, 10–15–14 (J)	9,000	9,000
BorgWarner, Inc.,
0.260%, 10–22–14 (J)	10,000	9,998
Campbell Soup Co.,
0.180%, 10–6–14 (J)	3,500	3,500
Coca-Cola Co. (The):
0.090%, 10–8–14 (J)	10,000	10,000
0.090%, 10–10–14 (J)	10,000	10,000
CVS Caremark Corp.,
0.200%, 10–1–14 (J)	5,258	5,258
Emerson Electric Co.,
0.110%, 10–16–14 (J)	8,000	8,000
Enbridge, Inc.:
0.280%, 10–10–14 (J)	9,000	8,999
0.320%, 11–5–14 (J)	5,000	4,998

Essilor International S.A.:
0.180%, 11–14–14 (J)	10,000	9,998
0.170%, 11–25–14 (J)	10,000	9,997
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc):
0.090%, 10–21–14 (J)	8,000	8,000
0.130%, 10–28–14 (J)	8,000	7,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.170%, 10–9–14 (J)	5,000	5,000
Hewlett-Packard Co.,
0.300%, 10–27–14 (J)	15,000	14,996
J.M. Smucker Co. (The),
0.260%, 10–20–14 (J)	6,000	5,999
John Deere Canada ULC (GTD by Deere & Co.),
0.070%, 10–3–14 (J)	1,000	1,000
Kroger Co. (The),
0.220%, 10–14–14 (J)	8,000	7,999
Merck & Co., Inc.,
0.080%, 10–6–14 (J)	10,000	10,000
Microsoft Corp.:
0.090%, 10–1–14 (J)	7,250	7,250
0.090%, 10–15–14 (J)	6,000	6,000
0.080%, 10–22–14 (J)	15,000	14,998
Mondelez International, Inc.,
0.210%, 10–24–14 (J)	10,000	9,999
NBCUniversal Enterprise, Inc.:
0.220%, 10–3–14 (J)	3,000	3,000
0.220%, 10–17–14 (J)	5,000	4,999
PepsiCo, Inc.:
0.080%, 10–14–14 (J)	10,000	10,000
0.090%, 10–16–14 (J)	10,000	10,000
Roche Holdings, Inc.,
0.090%, 10–20–14 (J)	5,000	5,000
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank),
0.130%, 11–24–14 (J)	9,000	8,999
Unilever N.V. (GTD by Unilever plc):
0.120%, 10–8–14 (J)	10,000	10,000
0.170%, 11–12–14 (J)	11,000	10,997
Wisconsin Electric Power Co.,
0.110%, 10–3–14 (J)	3,000	3,000
Wisconsin Gas LLC:
0.110%, 10–2–14 (J)	6,600	6,600
0.110%, 10–3–14 (J)	2,000	2,000
0.110%, 10–10–14 (J)	5,000	5,000

		310,679

Municipal Obligations – Taxable – 0.4%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.030%, 10–1–14 (K)	2,200	2,200
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.030%, 10–1–14 (K)	5,000	5,000

		7,200

TOTAL SHORT-TERM SECURITIES – 19.4%		$317,879
(Cost: $317,883)

TOTAL INVESTMENT SECURITIES – 101.0%		$1,656,663
(Cost: $1,621,594)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0%)		(16,185)

NET ASSETS – 100.0%		$1,640,478

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the total value of these securities amounted to $6,563 or 0.4% of net assets.

(E)	Restricted securities. At September 30, 2014, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Circuit of the Americas LLC, Class B	9-18-14	—*	$—	$—
Delta Topco Ltd.	1-23-12 to 5-1-12	56,728	38,396	46,748
Legend Pictures LLC	12-18-12	10	18,161	18,315
Media Group Holdings LLC	4-23-13	19	40,864	40,864

		Principal
Delta Topco Ltd., 10.000%, 11-24-60	1-23-12 to 6-18-12	$47,573	48,062	47,573
			$145,483	$153,500

The total value of these securities represented 9.4% of net assets at September 30, 2014.

(F)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.

(G)	Payment-in-kind bonds.

(H)	Zero coupon bond.

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at September 30, 2014.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

(L)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio.

The following forward foreign currency contracts were outstanding at September 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Morgan Stanley International	1,939,359	10-10-14	$826	$—

The following total return swap agreements were outstanding at September 30, 2014:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee#	Unrealized Appreciation (Depreciation)
Societe Generale Bank	167,500	CBS Corp., Class B	05-22-15	$9,365	USD LIBOR + 0.340%	$(404)
JPMorgan Chase Bank N.A.	248,288	CBS Corp., Class B	05-26-15	13,561	USD LIBOR + 0.340%	(278)
Deutsche Bank AG	53,256	ConocoPhillips	05-22-15	4,290	USD LIBOR + 0.980%	(215)
Barclays Bank plc	250,501	Phillips 66	05-25-15	20,476	USD LIBOR + 0.400%	(108)
UBS AG	117,012	Wynn Resorts, Ltd.	05-22-15	21,680	USD LIBOR + 1.050%	211
						$(794)

#	The Portfolio pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Portfolio will pay/receive the return of the underlying security.

The following written options were outstanding at September 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
S&P 500 Index	N/A	Put	396	October 2014	$1,905.00	$100	$(44)
	N/A	Put	396	October 2014	1,850.00	165	(218)
	Bank of America N.A.	Put	154	December 2014	1,850.00	451	(357)
	N/A	Put	464	December 2014	1,850.00	1,667	(1,076)
	Bank of America N.A.	Put	154	January 2015	1,825.00	473	(411)
	JPMorgan Chase Bank N.A.	Put	155	March 2015	1,800.00	642	(601)
Texas Instruments, Inc.	Deutsche Bank AG	Put	300	October 2014	43.00	13	(2)
						$3,511	$(2,709)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$201,472	$—	$105,927
Consumer Staples	55,445	—	—
Energy	101,911	—	—
Financials	161,305	—	—
Health Care	65,999	—	—
Industrials	115,224	—	—
Information Technology	308,831	—	—
Materials	65,510	—	—
Total Common Stocks	$1,075,697	$—	$105,927
Purchased Options	689	645	—
Corporate Debt Securities	—	9,071	47,573
United States Government Agency Obligations	—	331	—
Bullion	98,851	—	—
Short-Term Securities	—	317,879	—
Total	$1,175,237	$327,926	$153,500
Forward Foreign Currency Contracts	$—	$826	$—
Swap Agreements	$—	$211	$—
Liabilities
Swap Agreements	$—	$1,005	$—
Written Options	$1,338	$1,371	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans
Beginning Balance 1-1-14	$129,492	$50,731	$11,479
Net realized gain (loss)	—	—	123
Net change in unrealized appreciation (depreciation)	(23,606)	—	(562)
Purchases	41	4,690	—
Sales	—	(4,020)	(11,050)
Amortization/Accretion of premium/discount	—	—	10
Transfers into Level 3 during the period	—	—	314
Transfers out of Level 3 during the period	—	(3,828)	(314)
Ending Balance 9-30-14	$105,927	$47,573	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-14	$(23,606)	$—	$—

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 9-30-14	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$105,927	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.8 to 9.5%
			Illiquidity discount	9.5 to 10%
Corporate Debt Securities	47,573	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.8%
			Illiquidity discount	10%

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP), LLC and VIP ASF, LLC (each a “Company”, collectively “the Companies”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Portfolio. Each Subsidiary and Company acts as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and each Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2014 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$1,640,478	$99,242	6.05%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	1,640,478	40,870	2.49
VIP ASF, LLC	12-10-12	12-18-12	1,640,478	18,321	1.12

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,621,594
Gross unrealized appreciation	92,881
Gross unrealized depreciation	(57,812)
Net unrealized appreciation	$35,069

SCHEDULE OF INVESTMENTS
Balanced (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.6%
Boeing Co. (The)	53	$6,776
Lockheed Martin Corp.	9	1,700
Precision Castparts Corp.	25	5,875

		14,351

Airlines – 1.5%
Southwest Airlines Co.	186	6,274

Apparel Retail – 2.0%
Limited Brands, Inc.	122	8,172

Application Software – 1.3%
Autodesk, Inc. (A)	93	5,141

Asset Management & Custody Banks – 1.5%
Northern Trust Corp.	92	6,245

Brewers – 1.5%
Anheuser-Busch InBev S.A. ADR	54	5,986

Broadcasting – 1.4%
CBS Corp., Class B	85	4,555
CBS Outdoor Americas, Inc.	32	947

		5,502

Cable & Satellite – 2.2%
Comcast Corp., Class A	100	5,373
Time Warner Cable, Inc.	25	3,602

		8,975

Casinos & Gaming – 0.7%
Las Vegas Sands, Inc.	44	2,756

Construction Machinery & Heavy Trucks – 1.6%
Cummins, Inc.	49	6,454

Consumer Finance – 1.4%
American Express Co.	66	5,734

Data Processing & Outsourced Services – 2.6%
Alliance Data Systems Corp. (A)	23	5,636
FleetCor Technologies, Inc. (A)	33	4,690

		10,326

Distillers & Vintners – 2.3%
Brown-Forman Corp., Class B	45	4,055
Constellation Brands, Inc. (A)	57	4,950

		9,005

Diversified Chemicals – 2.9%
Dow Chemical Co. (The)	116	6,104
PPG Industries, Inc.	30	5,804

		11,908

Electrical Components & Equipment – 1.4%
Rockwell Automation, Inc.	53	5,802

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)	70	6,403

Hotels, Resorts & Cruise Lines – 0.9%
Hyatt Hotels Corp., Class A (A)	57	3,468

Household Products – 1.4%
Colgate-Palmolive Co.	89	5,824

Industrial Conglomerates – 1.3%
3M Co.	37	5,185

Industrial Gases – 0.8%
Praxair, Inc.	25	3,173

Internet Retail – 1.3%
Amazon.com, Inc. (A)	16	5,256

IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corp., Class A (A)	125	5,583

Managed Health Care – 1.0%
UnitedHealth Group, Inc.	45	3,855

Motorcycle Manufacturers – 1.2%
Harley-Davidson, Inc.	84	4,889

Movies & Entertainment – 1.5%
Twenty-First Century Fox, Inc.	180	5,989

Multi-Line Insurance – 1.4%
American International Group, Inc.	107	5,786

Oil & Gas Equipment & Services – 2.8%
National Oilwell Varco, Inc.	74	5,601
Schlumberger Ltd.	59	5,990

		11,591

Oil & Gas Exploration & Production – 2.8%
ConocoPhillips	80	6,144
Noble Energy, Inc.	73	5,018

		11,162

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	70	5,720

Oil & Gas Storage & Transportation – 2.0%
Plains GP Holdings L.P., Class A	100	3,056
Regency Energy Partners L.P.	153	4,997

		8,053

Other Diversified Financial Services – 3.6%
Citigroup, Inc.	126	6,550
JPMorgan Chase & Co.	128	7,680

		14,230

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Co.	47	4,561

Personal Products – 0.9%
Estee Lauder Co., Inc. (The), Class A	50	3,729

Pharmaceuticals – 3.9%
GlaxoSmithKline plc ADR	96	4,427
Johnson & Johnson	59	6,321
Teva Pharmaceutical Industries Ltd. ADR	99	5,321

		16,069

Railroads – 1.9%
Union Pacific Corp.	72	7,828

Regional Banks – 2.1%
PNC Financial Services Group, Inc. (The)	98	8,404

Semiconductor Equipment – 1.6%
Applied Materials, Inc.	306	6,608

Semiconductors – 2.4%
Broadcom Corp., Class A	35	1,427
Microchip Technology, Inc.	110	5,171
Texas Instruments, Inc.	65	3,119

		9,717

Specialty Stores – 0.9%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	31	3,675

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	70	7,053

TOTAL COMMON STOCKS – 70.8%		$286,442
(Cost: $201,687)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.6%
General Dynamics Corp.,
1.000%, 11–15–17	$ 500	494
Northrop Grumman Corp.,
1.750%, 6–1–18	250	248
TransDigm Group, Inc.,
7.500%, 7–15–21	1,626	1,736

		2,478

Apparel Retail – 0.6%
Limited Brands, Inc.:
6.900%, 7–15–17	250	277
6.625%, 4–1–21	1,460	1,609
5.625%, 2–15–22	414	432

		2,318

Asset Management & Custody Banks – 0.3%
Ares Capital Corp.,
4.875%, 11–30–18	1,200	1,267

Auto Parts & Equipment – 0.1%
Delphi Corp.,
5.000%, 2–15–23	411	440

Automobile Manufacturers – 1.2%
Ford Motor Co., Convertible,
4.250%, 11–15–16	2,000	3,427
Toyota Motor Credit Corp.,
2.000%, 10–24–18	400	401
Volkswagen Group of America, Inc.,
2.125%, 5–23–19 (B)	1,250	1,239

		5,067

Biotechnology – 0.3%
Amgen, Inc.,
2.200%, 5–22–19	1,300	1,286

Brewers – 0.2%
Heineken N.V.,
1.400%, 10–1–17 (B)	250	248
SABMiller Holdings, Inc.,
2.200%, 8–1–18 (B)	500	499

		747

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5–15–22	200	199

Cable & Satellite – 0.1%
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	300	287

Consumer Finance – 1.5%
American Express Credit Corp.,
2.125%, 7–27–18	100	101
American Honda Finance Corp.,
2.125%, 10–10–18	150	151
Capital One Bank USA N.A.:
2.150%, 11–21–18	500	498
2.250%, 2–13–19	1,000	992
Capital One N.A.,
2.400%, 9–5–19	650	643
Charles Schwab Corp. (The),
2.200%, 7–25–18	300	303
Discover Bank,
2.000%, 2–21–18	250	249
General Motors Financial Co., Inc.,
2.750%, 5–15–16	448	451
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	550	554
Hyundai Capital America,
2.875%, 8–9–18 (B)	250	256
IntercontinentalExchange Group, Inc.,
2.500%, 10–15–18	100	102
SLM Corp.,
4.875%, 6–17–19	500	500
Total System Services, Inc.,
2.375%, 6–1–18	1,100	1,093

		5,893

Data Processing & Outsourced Services – 0.2%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	800	890

Distillers & Vintners – 0.7%
Beam, Inc.:
1.875%, 5–15–17	300	302
1.750%, 6–15–18	250	246
Brown–Forman Corp.,
1.000%, 1–15–18	1,000	975
Constellation Brands, Inc.,
3.750%, 5–1–21	1,631	1,600

		3,123

Distributors – 0.1%
LKQ Corp.,
4.750%, 5–15–23	282	273

Diversified Banks – 4.0%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (B)	800	808
Banco Hipotecario Nacional:
7.916%, 7–25–09 (B)(C)	17	—	*
8.000%, 3–31–11 (B)(C)	4	—
Bank of America Corp.,
2.000%, 1–11–18	400	398
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	500	497
Bank of Nova Scotia (The):
1.450%, 4–25–18	500	493
2.050%, 10–30–18	200	199
Barclays Bank plc,
2.500%, 2–20–19	1,000	1,002
BNP Paribas S.A.:
2.450%, 3–17–19	1,600	1,607
5.186%, 6–29–49 (B)	1,100	1,111
Commonwealth Bank of Australia,
2.250%, 3–13–19	1,350	1,350
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	1,000	990
HSBC USA, Inc.,
1.625%, 1–16–18	200	199
ING Bank N.V.,
2.500%, 10–1–19 (B)	1,100	1,093

Lloyds Bank plc,
2.350%, 9–5–19	600	595
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	1,300	1,300
National Australia Bank Ltd.,
2.300%, 7–25–18	250	253
Nordea Bank AB,
1.625%, 5–15–18 (B)	300	297
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	1,000	1,000
Societe Generale S.A.,
5.922%, 4–29–49 (B)	1,000	1,055
Swedbank AB (publ),
1.750%, 3–12–18 (B)	300	299
Wells Fargo & Co.:
1.500%, 1–16–18	250	249
2.150%, 1–15–19	500	498
Westpac Banking Corp.,
2.250%, 7–30–18	1,000	1,010

		16,303

Diversified Metals & Mining – 0.3%
Anglo American plc,
4.125%, 4–15–21 (B)	500	503
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton plc and BHP Billiton Ltd.),
2.050%, 9–30–18	100	100
Freeport–McMoRan Copper & Gold, Inc.,
2.375%, 3–15–18	150	150
Glencore Funding LLC,
3.125%, 4–29–19 (B)	500	500

Teck Resources,
3.000%, 3–1–19	100	99

		1,352

Electric Utilities – 0.1%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	500	498
PPL Energy Supply LLC,
4.600%, 12–15–21	100	95
Southern Co. (The),
2.450%, 9–1–18	150	153

		746

Environmental & Facilities Services – 0.1%
Ecolab, Inc.,
1.450%, 12–8–17	500	496

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7–15–19	600	597

Food Distributors – 0.3%
Campbell Soup Co.,
2.500%, 8–2–22	700	660
ConAgra Foods, Inc.,
1.900%, 1–25–18	200	199
General Mills, Inc.,
0.534%, 1–29–16 (D)	250	250

		1,109

Food Retail – 0.1%
Kroger Co. (The),
2.300%, 1–15–19	500	500

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	100	104
1.875%, 4–15–18	250	241

		345

Health Care Supplies – 0.5%
C.R. Bard, Inc.,
1.375%, 1–15–18	500	494
Express Scripts Holding Co.,
2.250%, 6–15–19	1,500	1,479
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18	250	242

		2,215

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	500	476

Hotels, Resorts & Cruise Lines – 0.1%
Hyatt Hotels Corp.,
3.375%, 7–15–23	250	243

Household Products – 0.1%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	243

Industrial Gases – 0.4%
Airgas, Inc.,
1.650%, 2–15–18	500	495
Praxair, Inc.:
1.250%, 11–7–18	400	390
3.000%, 9–1–21	500	513

		1,398

Industrial Machinery – 0.9%
Dynacast International LLC and Dynacast Finance, Inc.,
9.250%, 7–15–19	1,266	1,355
Eaton Corp.,
1.500%, 11–2–17	1,940	1,932

		3,287

Integrated Telecommunication Services – 0.9%
AT&T, Inc.,
2.300%, 3–11–19	3,750	3,762
Verizon Communications, Inc.,
2.625%, 2–21–20 (B)	107	106

		3,868

Investment Banking & Brokerage – 0.5%
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	450	461
2.625%, 1–31–19	1,000	998
Morgan Stanley,
2.125%, 4–25–18	500	500

		1,959

IT Consulting & Other Services – 0.4%
iGATE Corp.,
4.750%, 4–15–19 (B)	1,626	1,577

Leisure Products – 0.1%
Mattel, Inc.,
2.500%, 11–1–16	250	257

Life & Health Insurance – 0.2%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	800	793

Managed Health Care – 0.4%
Aetna, Inc.,
2.200%, 3–15–19	800	793
WellPoint, Inc.,
1.875%, 1–15–18	1,000	999

		1,792

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (B)	555	577

Movies & Entertainment – 0.4%
News American, Inc.,
3.000%, 9–15–22	1,000	975
Viacom, Inc.:
2.500%, 9–1–18	100	101
2.200%, 4–1–19	700	700

		1,776

Multi–Line Insurance – 0.1%
American International Group, Inc.,
2.300%, 7–16–19	300	298

Multi–Utilities – 0.1%
Origin Energy Finance Ltd.,
3.500%, 10–9–18 (B)	200	205

Oil & Gas Drilling – 0.1%
Transocean, Inc.,
2.500%, 10–15–17	500	500

Oil & Gas Equipment & Services – 0.1%
National Oilwell Varco, Inc.,
1.350%, 12–1–17	250	249

Oil & Gas Exploration & Production – 0.3%
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	400	401
ConocoPhillips,
1.050%, 12–15–17	400	395
Devon Energy Corp.,
2.250%, 12–15–18	500	499

		1,295

Oil & Gas Storage & Transportation – 0.2%
Buckeye Partners L.P.,
2.650%, 11–15–18	400	400
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	500	498

		898

Other Diversified Financial Services – 2.2%
CIT Group, Inc.,
3.875%, 2–19–19	1,000	983
Citigroup, Inc.,
2.550%, 4–8–19	3,250	3,248
Daimler Finance North America LLC,
2.375%, 8–1–18 (B)	150	152
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	250	249
Fifth Street Finance Corp.,
4.875%, 3–1–19	1,300	1,344
JPMorgan Chase & Co.,
7.900%, 4–29–49	500	543
Moody’s Corp.,
2.750%, 7–15–19	250	251
PennantPark Investment Corp.,
4.500%, 10–1–19	1,650	1,659
Total Capital,
2.125%, 8–10–18	300	304
Total Capital Canada Ltd.,
1.450%, 1–15–18	200	199

		8,932

Packaged Foods & Meats – 0.3%
Kraft Foods, Inc.,
4.125%, 2–9–16	1,000	1,043

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	600	571

Pharmaceuticals – 0.7%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	1,258	1,345
Perrigo Co. Ltd.,
2.300%, 11–8–18 (B)	945	939

		2,284

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
2.000%, 8–15–18	250	250
Berkshire Hathaway, Inc.,
1.550%, 2–9–18	250	250

		500

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.050%, 3–15–22	400	398
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	300	288
Union Pacific Corp.,
2.250%, 2–15–19	250	253

		939

Regional Banks – 0.4%
BB&T Corp.,
1.450%, 1–12–18	300	297
PNC Bank N.A.,
2.200%, 1–28–19	750	751
SunTrust Banks, Inc.,
2.350%, 11–1–18	500	501

		1,549

Semiconductors – 0.5%
Broadcom Corp.,
2.700%, 11–1–18	250	256
Micron Technology, Inc.,
5.500%, 2–1–25 (B)	1,626	1,594

		1,850

Soft Drinks – 0.2%
PepsiCo, Inc.,
2.250%, 1–7–19	750	757

Specialized REITs – 0.8%
Aircastle Ltd.,
5.125%, 3–15–21	1,626	1,606
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	1,626	1,670

		3,276

Specialty Chemicals – 0.1%
RPM International, Inc.,
3.450%, 11–15–22	250	243

Systems Software – 0.3%
CA, Inc.,
2.875%, 8–15–18	150	152
Oracle Corp.,
2.250%, 10–8–19	1,200	1,195

		1,347

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	100	101
2.350%, 2–26–19	400	399

		500

Wireless Telecommunication Service – 0.5%
American Tower Corp.,
4.700%, 3–15–22	995	1,041
Crown Castle International Corp.,
5.250%, 1–15–23	623	617
Virgin Media Finance plc,
4.875%, 2–15–22	200	190

		1,848

TOTAL CORPORATE DEBT SECURITIES – 23.5%		$95,261
(Cost: $93,480)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.8%
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
6.000%, 9–1–17	69	72
5.000%, 1–1–18	30	32
5.500%, 4–1–18	3	3
5.000%, 5–1–18	23	24
4.500%, 7–1–18	386	408
7.000%, 9–1–25	58	64
6.500%, 10–1–28	134	148
6.500%, 2–1–29	73	84
7.500%, 4–1–31	77	89
7.000%, 7–1–31	94	110
7.000%, 9–1–31	164	194
6.500%, 2–1–32	333	391
Federal National Mortgage Association Fixed Rate Pass–Through Certificates: (continued)
7.000%, 2–1–32	220	258
7.000%, 3–1–32	85	101
7.000%, 7–1–32	144	169
6.000%, 9–1–32	623	717
6.000%, 2–1–33	72	82
5.500%, 5–1–33	165	185
5.500%, 6–1–33	100	113
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass–Through Certificates, Vendee Mortgage Trust 1997–A, Class 3–A,
8.293%, 12–15–26	49	58

		3,302

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.8%		$3,302
(Cost: $2,952)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 2.6%
U.S. Treasury Notes:
0.625%, 2–15–17	9,200	9,161
0.625%, 5–31–17	1,500	1,487

		10,648

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.6%		$10,648
(Cost: $10,664)

SHORT–TERM SECURITIES
Commercial Paper – 1.6%
Mondelez International, Inc.,
0.140%, 10–1–14 (E)	2,542	2,542
Wisconsin Gas LLC,
0.110%, 10–6–14 (E)	4,000	4,000

		6,542

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (F)	2,971	2,971

TOTAL SHORT–TERM SECURITIES – 2.3%		$9,513
(Cost: $9,513)

TOTAL INVESTMENT SECURITIES – 100.0%		$405,166
(Cost: $318,296)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(70)

NET ASSETS – 100.0%		$405,096

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the total value of these securities amounted to $19,271 or 4.8% of net assets.

(C)	Non–income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014.

(E)	Rate shown is the yield to maturity at September 30, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$286,442	$—	$—
Corporate Debt Securities	—	95,261	—
United States Government Agency Obligations	—	3,302	—
United States Government Obligations	—	10,648	—
Short-Term Securities	—	9,513	—
Total	$286,442	$118,724	$—

There were no transfers between any levels during the period ended September 30, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REMIC = Real Estate Mortgage Investment Conduit

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$318,296
Gross unrealized appreciation	88,594
Gross unrealized depreciation	(1,724)
Net unrealized appreciation	$86,870

SCHEDULE OF INVESTMENTS
Bond (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 0.6%
BAE Systems Holdings, Inc.,
3.800%, 10–7–24 (A)	$2,000	$1,994

Apparel Retail – 2.6%
Limited Brands, Inc.:
8.500%, 6–15–19	3,485	4,113
7.000%, 5–1–20	1,000	1,110
5.625%, 2–15–22	2,665	2,779

		8,002

Automobile Manufacturers – 0.9%
General Motors Co.,
3.500%, 10–2–18	2,840	2,886

Brewers – 1.2%
SABMiller plc,
6.500%, 7–15–18 (A)	3,000	3,463

Broadcasting – 1.9%
CBS Corp. (GTD by CBS Operations, Inc.),
2.300%, 8–15–19	3,000	2,960
Discovery Communications LLC,
3.300%, 5–15–22	3,000	2,980

		5,940

Cable & Satellite – 1.9%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.800%, 3–15–22	2,500	2,542
Time Warner, Inc.,
4.750%, 3–29–21	3,000	3,269

		5,811

Coal & Consumable Fuels – 0.6%
Peabody Energy Corp.,
6.500%, 9–15–20	2,000	1,870

Consumer Finance – 1.6%
Ford Motor Credit Co. LLC,
4.250%, 9–20–22	4,000	4,213
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	800	806

		5,019

Data Processing & Outsourced Services – 1.8%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	4,500	4,556
5.375%, 8–1–22 (A)	1,269	1,231

		5,787

Department Stores – 1.0%
Macy’s Retail Holdings, Inc.,
3.875%, 1–15–22	3,000	3,126

Distributors – 1.0%
QVC, Inc.,
5.125%, 7–2–22	3,000	3,152

Diversified Banks – 2.4%
Bank of America Corp.:
5.650%, 5–1–18	2,000	2,225
7.625%, 6–1–19	2,000	2,417
HSBC Holdings plc,
5.100%, 4–5–21	2,500	2,814

		7,456

Diversified Chemicals – 1.2%
Dow Chemical Co. (The),
3.500%, 10–1–24	4,000	3,903

Diversified Metals & Mining – 2.1%
Glencore Funding LLC,
3.125%, 4–29–19 (A)	2,500	2,502
Rio Tinto Finance (USA) Ltd.,
3.750%, 9–20–21	3,500	3,631

		6,133

Electric Utilities – 1.0%
Detroit Edison Co. (The),
3.900%, 6–1–21	3,000	3,217

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc.,
5.375%, 12–15–21	2,375	2,357

Electronic Equipment & Instruments – 1.3%
Xerox Corp.,
6.350%, 5–15–18	3,452	3,945

Electronic Manufacturing Services – 1.2%
Jabil Circuit, Inc.,
8.250%, 3–15–18	3,150	3,658

Environmental & Facilities Services – 2.3%
Republic Services, Inc.,
4.750%, 5–15–23	3,000	3,293
Waste Management, Inc.,
4.600%, 3–1–21	3,600	3,969

		7,262

Food Distributors – 0.3%
Wm. Wrigley Jr. Co.,
3.375%, 10–21–20 (A)	1,000	1,015

Food Retail – 0.8%
Kroger Co. (The),
6.800%, 12–15–18	2,245	2,645

Forest Products – 1.4%
Georgia–Pacific LLC,
5.400%, 11–1–20 (A)	4,000	4,521

Health Care Services – 1.2%
Medco Health Solutions, Inc.,
4.125%, 9–15–20	3,500	3,731

Health Care Supplies – 0.8%
DENTSPLY International, Inc.,
4.125%, 8–15–21	2,500	2,614

Homebuilding – 1.2%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	4,055	3,862

Hotels, Resorts & Cruise Lines – 0.4%
Marriott International, Inc.,
3.375%, 10–15–20	1,277	1,311

Household Products – 0.9%
Procter & Gamble Co. (The),
8.000%, 9–1–24	2,000	2,792

Industrial Machinery – 1.3%
Ingersoll–Rand Global Holding Co. Ltd.,
2.875%, 1–15–19	4,000	4,086

Integrated Telecommunication Services – 2.7%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.),
5.500%, 11–15–19	3,500	3,960

Verizon Communications, Inc.,
5.150%, 9–15–23	4,000	4,424

		8,384

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The),
6.000%, 6–15–20	3,500	4,022

Leisure Products – 0.5%
Hasbro, Inc.,
3.150%, 5–15–21	1,500	1,500

Multi-Utilities – 3.1%
Dominion Resources, Inc., Series F,
5.250%, 8–1–33	2,500	2,827
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	3,000	3,189
NorthWestern Corp.,
6.340%, 4–1–19	3,000	3,499

		9,515

Oil & Gas Equipment & Services – 1.7%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	2,000	2,343
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
3.300%, 9–14–21 (A)	2,725	2,820

		5,163

Oil & Gas Exploration & Production – 2.0%
EQT Corp.,
8.125%, 6–1–19	3,494	4,280
Plains Exploration & Production Co.,
6.125%, 6–15–19	1,922	2,105

		6,385

Oil & Gas Storage & Transportation – 2.2%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	984	1,095
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.600%, 11–1–24	3,000	2,944
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	2,000	2,440
Williams Co., Inc. (The),
4.550%, 6–24–24	460	455

		6,934

Other Diversified Financial Services – 1.7%
Citigroup, Inc.,
2.550%, 4–8–19	2,500	2,499
Daimler Finance North America LLC,
3.875%, 9–15–21 (A)	2,600	2,757

		5,256

Pharmaceuticals – 0.4%
Mylan, Inc.,
2.550%, 3–28–19	1,300	1,293

Property & Casualty Insurance – 1.0%
Berkshire Hathaway, Inc.,
3.750%, 8–15–21	3,000	3,190

Railroads – 1.3%
Burlington Northern Santa Fe LLC:
3.050%, 3–15–22	3,000	2,990
3.400%, 9–1–24	1,000	986

		3,976

Systems Software – 2.0%
CA, Inc.,
5.375%, 12–1–19	3,000	3,331
Oracle Corp.,
3.625%, 7–15–23	3,000	3,080

		6,411

Trucking – 0.7%
Penske Truck Leasing Co. L.P.,
2.875%, 7–17–18 (A)	2,000	2,047

Water Utilities – 0.7%
California Water Service Co.,
5.875%, 5–1–19	2,000	2,292

Wireless Telecommunication Service – 1.3%
American Tower Corp.,
4.700%, 3–15–22	3,000	3,141
Crown Castle International Corp.,
5.250%, 1–15–23	1,027	1,017

		4,158

TOTAL CORPORATE DEBT SECURITIES – 58.3%		$182,084
(Cost: $175,578)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.6%
MASTR Adjustable Rate Mortgage Trust 2005–1,
3.360%, 3–25–35 (B)	1,872	180
Merrill Lynch Mortgage Trust 2005–CIP1,
4.949%, 7–12–38 (B)	1,615	1,614
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–1,
2.462%, 2–25–34 (B)	442	53
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–3AC,
2.390%, 3–25–34 (B)	810	45

		1,892

TOTAL MORTGAGE-BACKED SECURITIES – 0.6%		$1,892
(Cost: $4,692)

MUNICIPAL BONDS
Massachusetts – 0.9%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12–15–18	2,500	2,749

New York – 1.8%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	4,000	5,612

TOTAL MUNICIPAL BONDS – 2.7%		$8,361
(Cost: $6,573)

OTHER GOVERNMENT SECURITIES+
Canada – 1.1%
Province de Quebec,
7.140%, 2–27–26	2,500	3,306

Israel – 1.0%
State of Israel,
4.000%, 6–30–22	3,000	3,209

TOTAL OTHER GOVERNMENT SECURITIES – 2.1%		$6,515
(Cost: $5,801)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 4.5%
Federal Home Loan Bank:
2.000%, 2–14–28 (B)	10,000	9,361
Federal National Mortgage Association,
1.500%, 4–25–28	4,750	4,586

		13,947

Mortgage-Backed Obligations – 24.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6–15–26	4,645	4,986
4.500%, 6–15–27	410	419
4.000%, 11–15–36	1,236	1,292
4.500%, 9–15–37	1,129	1,160
4.500%, 8–15–39	1,630	1,696
3.623%, 11–25–45 (A)(B)	1,000	984

Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.186%, 12–25–20	4,000	4,375
5.000%, 6–1–23	1,059	1,151
4.000%, 7–1–25	1,665	1,779
3.000%, 1–1–33	879	896
Federal Home Loan Mortgage Corp. Fixed Rate Pass-Through Certificates:
3.000%, 8–1–28	4,662	4,793
3.000%, 9–1–28	4,565	4,685
3.500%, 10–1–28	5,073	5,331
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	691	729
3.000%, 2–25–25	3,775	3,884
5.500%, 11–25–36 (C)	1,735	328
5.500%, 4–25–37	894	960
4.000%, 5–25–39	1,124	1,167
4.500%, 6–25–40	984	1,044
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.433%, 2–1–16	1,857	1,947
5.508%, 4–1–17	3,470	3,706
4.500%, 9–1–19	802	847
4.514%, 12–1–19	7,300	8,057
5.500%, 10–1–21	1,523	1,657
6.000%, 7–1–22	1,080	1,188
6.000%, 9–1–22	1,810	2,000
5.000%, 9–1–23	1,208	1,308
3.000%, 7–1–28	4,553	4,681
5.500%, 2–1–35	1,086	1,230
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 9–20–40	4,053	4,072
2.000%, 3–16–42	4,916	4,789
0.358%, 6–17–45 (B)(C)	97	1

		77,142

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 29.2%		$91,089
(Cost: $92,935)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 4.7%
U.S. Treasury Notes:
2.125%, 8–15–21 (D)	10,000	9,953
2.000%, 2–15–23	5,000	4,853

		14,806

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.7%		$14,806
(Cost: $15,025)

SHORT-TERM SECURITIES
Commercial Paper – 0.9%
Kroger Co. (The),
0.170%, 10–1–14 (E)	2,682	2,682

Master Note – 1.4%
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (F)	4,527	4,527

TOTAL SHORT–TERM SECURITIES – 2.3%		$7,209
(Cost: $7,209)

TOTAL INVESTMENT SECURITIES – 99.9%		$311,956
(Cost: $307,813)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		335

NET ASSETS – 100.0%		$312,291

Notes to Schedule of Investments

+	Other Government Securities include emerging market sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the total value of these securities amounted to $33,502 or 10.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(E)	Rate shown is the yield to maturity at September 30, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at September 30, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	Short	12-31-14	213	$(26,548)	$92
U.S. 2-Year Treasury Note	Short	1-6-15	37	(8,097)	—	*
U.S. 5-Year Treasury Note	Short	1-6-15	242	(28,619)	51
				$(63,264)	$143

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$182,084	$—
Mortgage-Backed Securities	—	1,892	—
Municipal Bonds	—	8,361	—
Other Government Securities	—	6,515	—
United States Government Agency Obligations	—	91,089	—
United States Government Obligations	—	14,806	—
Short-Term Securities	—	7,209	—
Total	$—	$311,956	$—
Futures Contracts	$143	$—	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$307,813
Gross unrealized appreciation	10,584
Gross unrealized depreciation	(6,441)
Net unrealized appreciation	$4,143

SCHEDULE OF INVESTMENTS
Core Equity (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Application Software – 4.3%
Adobe Systems, Inc. (A)	198	$13,706
Autodesk, Inc. (A)	139	7,681

		21,387

Auto Parts & Equipment – 1.3%
Delphi Automotive plc	105	6,465

Automobile Manufacturers – 1.7%
Ford Motor Co.	579	8,556

Biotechnology – 3.3%
Alexion Pharmaceuticals, Inc. (A)	48	8,009
Biogen Idec, Inc. (A)	25	8,370

		16,379

Brewers – 3.0%
Anheuser-Busch InBev S.A. ADR	133	14,732

Broadcasting – 2.5%
CBS Corp., Class B	233	12,481

Cable & Satellite – 5.4%
Charter Communications, Inc., Class A (A)	52	7,876
Comcast Corp., Class A	188	10,100
Time Warner Cable, Inc.	67	9,671

		27,647

Construction Machinery & Heavy Trucks – 0.9%
Cummins, Inc.	36	4,685

Data Processing & Outsourced Services – 3.9%
Alliance Data Systems Corp. (A)	28	6,914
MasterCard, Inc., Class A	175	12,899

		19,813

Diversified Banks – 4.0%
Bank of America Corp.	1,158	19,748

Diversified Chemicals – 4.4%
Dow Chemical Co. (The)	268	14,033
PPG Industries, Inc.	41	8,027

		22,060

Health Care Equipment – 2.0%
Medtronic, Inc.	162	10,030

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	110	10,101

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Worldwide Holdings, Inc. (A)	252	6,202

Hypermarkets & Super Centers – 2.5%
Costco Wholesale Corp.	99	12,365

Industrial Machinery – 2.2%
Flowserve Corp.	159	11,192

Internet Retail – 1.0%
Amazon.com, Inc. (A)	15	4,933

Internet Software & Services – 2.8%
Facebook, Inc., Class A (A)	113	8,948
Twitter, Inc. (A)	101	5,230

		14,178

Managed Health Care – 2.0%
Humana, Inc.	78	10,195

Motorcycle Manufacturers – 1.8%
Harley-Davidson, Inc.	155	8,994

Multi-Line Insurance – 3.4%
American International Group, Inc.	318	17,200

Oil & Gas Exploration & Production – 4.3%
Cabot Oil & Gas Corp.	242	7,924
Noble Energy, Inc.	205	14,019

		21,943

Oil & Gas Refining & Marketing – 2.9%
Phillips 66	178	14,451

Oil & Gas Storage & Transportation – 1.9%
MarkWest Energy Partners L.P.	123	9,410

Other Diversified Financial Services – 3.8%
Citigroup, Inc.	369	19,142

Packaged Foods & Meats – 1.9%
Mead Johnson Nutrition Co.	100	9,632

Pharmaceuticals – 9.3%
Allergan, Inc.	32	5,702
Bristol-Myers Squibb Co.	226	11,567
Shire Pharmaceuticals Group plc ADR	73	18,832
Teva Pharmaceutical Industries Ltd. ADR	200	10,745

		46,846

Railroads – 8.8%
Canadian Pacific Railway Ltd.	111	22,967
Kansas City Southern	96	11,659
Union Pacific Corp.	86	9,346

		43,972

Restaurants – 1.5%
Chipotle Mexican Grill, Inc., Class A (A)	11	7,332

Semiconductor Equipment – 3.9%
Applied Materials, Inc.	916	19,801

Semiconductors – 2.3%
Texas Instruments, Inc.	238	11,369

Tobacco – 2.0%
Philip Morris International, Inc.	123	10,289

Wireless Telecommunication Service – 1.7%
American Tower Corp., Class A	92	8,633

TOTAL COMMON STOCKS – 99.9%		$502,163
(Cost: $397,245)

SHORT-TERM SECURITIES	Principal
Master Note – 0.0%
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (B)	$ 171	171

TOTAL SHORT-TERM SECURITIES – 0.0%		$171
(Cost: $171)

TOTAL INVESTMENT SECURITIES – 99.9%		$502,334
(Cost: $397,416)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		338

NET ASSETS – 100.0%		$502,672

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$502,163	$—	$—
Short-Term Securities	—	171	—
Total	$502,163	$171	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$397,416
Gross unrealized appreciation	109,319
Gross unrealized depreciation	(4,401)
Net unrealized appreciation	$104,918

SCHEDULE OF INVESTMENTS
Dividend Opportunities (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.8%
Omnicom Group, Inc.	127	$8,711

Aerospace & Defense – 3.9%
Boeing Co. (The)	73	9,356
Honeywell International, Inc.	104	9,647

		19,003

Apparel Retail – 2.8%
Limited Brands, Inc.	203	13,627

Asset Management & Custody Banks – 1.3%
Northern Trust Corp.	96	6,500

Automobile Manufacturers – 2.0%
Ford Motor Co.	660	9,760

Brewers – 2.8%
Anheuser–Busch InBev S.A. ADR	123	13,640

Cable & Satellite – 2.1%
Comcast Corp., Class A	193	10,390

Casinos & Gaming – 2.1%
Wynn Resorts Ltd.	56	10,426

Construction Machinery & Heavy Trucks – 3.8%
Allison Transmission Holdings, Inc.	310	8,842
Caterpillar, Inc.	100	9,907

		18,749

Consumer Electronics – 1.2%
Garmin Ltd.	109	5,644

Data Processing & Outsourced Services – 1.4%
Paychex, Inc.	151	6,672

Distillers & Vintners – 1.2%
Diageo plc ADR	52	5,989

Diversified Banks – 2.6%
Wells Fargo & Co.	249	12,910

Diversified Chemicals – 4.0%
Dow Chemical Co. (The)	172	9,017
PPG Industries, Inc.	53	10,339

		19,356

Electric Utilities – 1.5%
PPL Corp.	229	7,535

Health Care Equipment – 1.8%
Medtronic, Inc.	142	8,797

Home Improvement Retail – 3.0%
Home Depot, Inc. (The)	157	14,416

Household Products – 1.9%
Colgate-Palmolive Co.	141	9,211

Industrial Conglomerates – 1.2%
3M Co.	43	6,036

Industrial Gases – 1.0%
Airgas, Inc.	46	5,035

Industrial Machinery – 1.9%
Eaton Corp.	145	9,179

Industrial REITs – 1.4%
ProLogis	186	6,995

Integrated Oil & Gas – 2.0%
Occidental Petroleum Corp.	101	9,668

Integrated Telecommunication Services – 1.0%
Verizon Communications, Inc.	102	5,084

Oil & Gas Equipment & Services – 2.0%
Schlumberger Ltd.	95	9,650

Oil & Gas Storage & Transportation – 5.3%
Energy Transfer Equity L.P.	142	8,785
MarkWest Energy Partners L.P.	132	10,148
Phillips 66 Partners L.P.	17	1,121
Plains GP Holdings L.P., Class A	202	6,197

		26,251

Other Diversified Financial Services – 3.7%
JPMorgan Chase & Co.	290	17,477

Packaged Foods & Meats – 1.7%
Mead Johnson Nutrition Co.	87	8,328

Pharmaceuticals – 11.1%
Bristol-Myers Squibb Co.	222	11,362
Johnson & Johnson	109	11,581
Merck & Co., Inc.	135	7,991
Pfizer, Inc.	338	10,002
Teva Pharmaceutical Industries Ltd. ADR	244	13,123

		54,059

Property & Casualty Insurance – 2.2%
ACE Ltd.	104	10,896

Railroads – 3.4%
Union Pacific Corp.	152	16,441

Regional Banks – 1.5%
PNC Financial Services Group, Inc. (The)	86	7,330

Research & Consulting Services – 1.4%
Nielsen Holdings N.V.	155	6,876

Semiconductor Equipment – 2.3%
Applied Materials, Inc.	527	11,398

Semiconductors – 6.6%
Analog Devices, Inc.	143	7,099
Microchip Technology, Inc.	328	15,469
Texas Instruments, Inc.	201	9,607

		32,175

Specialty Chemicals – 1.0%
LyondellBasell Industries N.V., Class A	45	4,884

Specialty Stores – 1.4%
Tiffany & Co.	73	7,045

Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	107	10,745

Tobacco – 2.3%
Philip Morris International, Inc.	137	11,439

TOTAL COMMON STOCKS – 97.8%		$478,327
(Cost: $374,579)

SHORT–TERM SECURITIES	Principal
Commercial Paper – 0.9%
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.130%, 10–28–14 (A)	$ 4,000	4,000

Master Note – 1.1%
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (B)	5,582	5,582

TOTAL SHORT–TERM SECURITIES – 2.0%		$9,582
(Cost: $9,582)

TOTAL INVESTMENT SECURITIES – 99.8%		$487,909
(Cost: $384,161)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		978

NET ASSETS – 100.0%		$488,887

Notes to Schedule of Investments

(A) Rate shown is the yield to maturity at September 30, 2014.

(B) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$478,327	$—	$—
Short–Term Securities	—	9,582	—
Total	$478,327	$9,582	$—

There were no transfers between any levels during the period ended September 30, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$384,161
Gross unrealized appreciation	107,156
Gross unrealized depreciation	(3,408)
Net unrealized appreciation	$103,748

SCHEDULE OF INVESTMENTS
Energy (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 1.4%
Cameco Corp.	43	$751
Foresight Energy L.P.	43	784
Peabody Energy Corp.	38	467

		2,002

Construction & Engineering – 1.9%
Fluor Corp.	41	2,728

Electrical Components & Equipment – 0.7%
SolarCity Corp. (A)	18	1,049

Industrial Machinery – 1.6%
Flowserve Corp.	32	2,274

Integrated Oil & Gas – 6.4%
Chevron Corp.	12	1,378
Exxon Mobil Corp.	23	2,154
Occidental Petroleum Corp.	28	2,678
Royal Dutch Shell plc, Class A (B)	37	1,423
Suncor Energy, Inc.	36	1,312

		8,945

Oil & Gas Drilling – 4.5%
Helmerich & Payne, Inc.	23	2,202
Nabors Industries Ltd.	65	1,471
Patterson–UTI Energy, Inc.	80	2,603

		6,276

Oil & Gas Equipment & Services – 26.6%
Baker Hughes, Inc.	57	3,718
Basic Energy Services, Inc. (A)	81	1,757
Cameron International Corp. (A)	39	2,562
Core Laboratories N.V.	25	3,688
Dril–Quip, Inc. (A)	25	2,204
FMC Technologies, Inc. (A)	28	1,542
Forum Energy Technologies, Inc. (A)	70	2,147
Halliburton Co.	90	5,796
National Oilwell Varco, Inc.	30	2,294
Oceaneering International, Inc.	9	564
Schlumberger Ltd.	58	5,853
Superior Energy Services, Inc.	61	2,000
Weatherford International Ltd. (A)	160	3,327

		37,452

Oil & Gas Exploration & Production – 31.1%
Anadarko Petroleum Corp.	28	2,820
Antero Resources Corp. (A)	20	1,120
Athlon Energy, Inc. (A)	35	2,064
Bonanza Creek Energy, Inc. (A)	38	2,134
Cabot Oil & Gas Corp.	59	1,912
Canadian Natural Resources Ltd.	58	2,264
Cimarex Energy Co.	25	3,163
CNOOC Ltd. ADR	6	983
Concho Resources, Inc. (A)	10	1,197
ConocoPhillips	18	1,389
Continental Resources, Inc. (A)	42	2,766
EOG Resources, Inc.	37	3,640
Gulfport Energy Corp. (A)	27	1,455
Memorial Resource Development Corp. (A)	59	1,595
Newfield Exploration Co. (A)	46	1,718
Noble Energy, Inc.	48	3,262
Oasis Petroleum LLC (A)	27	1,131
Parsley Energy, Inc., Class A (A)	121	2,574
Pioneer Natural Resources Co.	6	1,241
Rice Energy, Inc. (A)	92	2,434
RSP Permian, Inc. (A)	43	1,108
Southwestern Energy Co. (A)	46	1,590

		43,560

Oil & Gas Refining & Marketing – 8.7%
HollyFrontier Corp.	15	675
Marathon Petroleum Corp.	32	2,739
Marathon Petroleum Corp. L.P.	35	2,089
Phillips 66	34	2,793
Tesoro Corp.	34	2,092
Valero Energy Corp.	41	1,904

		12,292

Oil & Gas Storage & Transportation – 11.3%
Enbridge, Inc.	30	1,446
Energy Transfer Equity L.P.	36	2,230
MarkWest Energy Partners L.P.	31	2,355
Phillips 66 Partners L.P.	39	2,583
Plains GP Holdings L.P., Class A	34	1,031
Targa Resources Corp.	20	2,757
Valero Energy Partners L.P.	23	1,029
Williams Co., Inc. (The)	45	2,510

		15,941

Railroads – 2.8%
Canadian Pacific Railway Ltd.	11	2,335
Kansas City Southern	13	1,515

		3,850

Specialized Finance – 0.8%
CME Group, Inc.	15	1,183

TOTAL COMMON STOCKS – 97.8%		$137,552
(Cost: $113,860)

SHORT–TERM SECURITIES	Principal
Master Note – 5.3%
Toyota Motor Credit Corp., 0.102%, 10–7–14 (C)	$7,491	7,491

TOTAL SHORT–TERM SECURITIES – 5.3%		$7,491
(Cost: $7,491)

TOTAL INVESTMENT SECURITIES – 103.1%		$145,043
(Cost: $121,351)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.1%)		(4,308)

NET ASSETS – 100.0%		$140,735

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$137,552	$—	$—
Short-Term Securities	—	7,491	—

Total	$137,552	$7,491	$—

There were no transfers between any levels during the period ended September 30, 2014.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$121,351
Gross unrealized appreciation	25,831
Gross unrealized depreciation	(2,139)
Net unrealized appreciation	$23,692

SCHEDULE OF INVESTMENTS
Global Bond (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Finance – 1.4%
Banco Latinoamericano de Comercio Exterior S.A.	9	$273

Diversified Chemicals – 0.5%
Dow Chemical Co. (The)	2	91

Electric Utilities – 1.4%
Alupar Investimento S.A. (A)	11	78
PPL Corp.	4	118
Transmissora Alianca de Energia Eletrica S.A. (A)	10	82

		278

Integrated Oil & Gas – 0.9%
Royal Dutch Shell plc, Class A (A)	5	181

Oil & Gas Drilling – 0.6%
Seadrill Partners LLC	4	119

Pharmaceuticals – 1.9%
Bristol-Myers Squibb Co.	3	129
GlaxoSmithKline plc (A)	12	269

		398

Semiconductors – 0.8%
Intel Corp.	4	156

Water Utilities – 0.1%
Aguas Andinas S.A. (A)	34	20

TOTAL COMMON STOCKS – 7.6%		$1,516
(Cost: $1,328)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.6%
Embraer Overseas Ltd., 6.375%, 1–24–17	$225	246
TransDigm, Inc., 6.000%, 7–15–22 (B)	82	81

		327

Agricultural Products – 0.5%
Corporacion Pesquera Inca S.A.C., 9.000%, 2–10–17	100	98

Airlines – 2.2%
Aeropuertos Argentina 2000 S.A., 10.750%, 12–1–20 (B)	49	52
Guanay Finance Ltd., 6.000%, 12–15–20 (B)	250	264
TAM Capital 2, Inc., 9.500%, 1–29–20 (B)	100	106

		422

Auto Parts & Equipment – 1.0%
Schaeffler Holding Finance B.V., 6.875%, 8–15–18 (B)	200	208

Broadcasting – 1.5%
Globo Comunicacoe e Participacoes S.A., 6.250%, 12–20–49 (C)	300	309

Cable & Satellite – 2.7%
Net Servicos de Comunicacao S.A., 7.500%, 1–27–20	120	126

Numericable Group S.A., 6.000%, 5–15–22 (B)	200	202
VTR Finance B.V., 6.875%, 1–15–24 (B)	200	208

		536

Coal & Consumable Fuels – 1.6%
PT Adaro Indonesia: 7.625%, 10–22–19 (B) 7.625%, 10–22–19	200 100	208 104

		312

Communications Equipment – 1.0%
BC Luxco 1 S.A., 7.375%, 1–29–20 (B)	200	205

Construction & Engineering – 2.6%
OAS Investments GmbH, 8.250%, 10–19–19 (B)	200	196
Odebrecht Drilling Norbe VII/IX Ltd., 6.350%, 6–30–21 (B)	109	113
Odebrecht Offshore Drilling Finance, 6.750%, 10–1–22 (B)	191	197

		506

Construction Materials – 4.5%
C5 Capital (SPV) Ltd., 4.510%, 12–29–49 (B)(C)	150	129
CEMEX S.A.B. de C.V., 6.500%, 12–10–19 (B)	550	567
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.), 5.750%, 7–17–24 (B)	200	194
Hillman Group, Inc. (The), 6.375%, 7–15–22 (B)	25	24

		914

Consumer Finance – 2.1%
Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4–4–17 (B)	300	311
General Motors Financial Co., Inc., 3.000%, 9–25–17	100	101

		412

Data Processing & Outsourced Services – 0.3%
Alliance Data Systems Corp., 5.250%, 12–1–17 (B)	50	51

Diversified Banks – 8.6%
Banco Bradesco S.A., 4.125%, 5–16–16 (B)	200	208
Banco Cruzeiro do Sul S.A., 7.000%, 7–8–13 (D)	115	17
Barclays plc, 8.250%, 12–29–49	200	205
Caixa Economica Federal, 4.250%, 5–13–19 (B)	150	149
HSBC Holdings plc, 5.625%, 12–29–49	200	199
ICICI Bank Ltd., 3.500%, 3–18–20 (B)	325	326
Societe Generale S.A., 5.922%, 4–29–49 (B)	100	106
State Bank of India: 4.500%, 10–23–14 3.622%, 4–17–19 (B)	100 200	100 203
VTB Capital S.A., 6.000%, 4–12-17 (B)	200	200

		1,713

Diversified Metals & Mining – 2.5%
Suzano Trading Ltd., 5.875%, 1–23–21 (B)	100	104
Uralkali Finance Ltd., 3.723%, 4–30–18 (B)	200	191
Vedanta Resources plc, 6.000%, 1–31–19 (B)	200	202

		497

Electric Utilities – 2.9%
Emgesa S.A. E.S.P., 8.750%, 1–25–21 (E)	COP302,000	161
Listrindo Capital B.V., 6.950%, 2–21–19 (B)	$200	212
Majapahit Holding B.V., 7.750%, 10–17–16	100	111
Rural Electrification Corp. Ltd., 4.250%, 1–25–16	100	103

		587

Food Distributors – 1.1%
Olam International Ltd., 7.500%, 8–12–20	100	113
Olam International Ltd., Convertible, 6.000%, 10–15–16	100	107

		220

Household Appliances – 0.4%
Controladora Mabe S.A. de C.V.: 6.500%, 12–15–15 6.500%, 12–15–15 (B)	50 25	53 26

		79

Independent Power Producers & Energy Traders – 0.5%
China Resources Power Holdings Co. Ltd., 3.750%, 8–3–15	100	101

Industrial Conglomerates – 0.5%
Rearden G Holdings EINS GmbH, 7.875%, 3–30–20 (B)	100	105

Industrial Machinery – 0.3%
Dynacast International LLC and Dynacast Finance, Inc., 9.250%, 7–15–19	65	70

Integrated Oil & Gas – 1.3%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.), 4.875%, 3–17–20	250	253

Integrated Telecommunication Services – 2.0%
TBG Global Pte. Ltd., 4.625%, 4–3–18 (B)	200	199
Verizon Communications, Inc., 2.625%, 2–21–20 (B)	214	211

		410

IT Consulting & Other Services – 1.4% iGATE Corp., 4.750%, 4–15–19 (B)	300	291

Marine – 0.9%
SCF Capital Ltd., 5.375%, 10–27–17	200	190

Oil & Gas Drilling – 3.2%
Lancer Finance Co. (SPV) Ltd., 5.850%, 12–12–16 (B)	35	35
Noble Group Ltd., 4.875%, 8–5–15	100	103
Oro Negro Drilling Pte. Ltd., 7.500%, 1–24–19 (B)	275	274
QGOG Atlantic/Alaskan Rigs Ltd., 5.250%, 7–30–18 (B)	243	252

		664

Oil & Gas Exploration & Production – 3.0%
Novatek Finance Ltd., 5.326%, 2–3–16 (B)	200	203
Pacific Rubiales Energy Corp.: 5.375%, 1–26–19 (B) 7.250%, 12–12–21 (B)	100 100	101 109

Pan American Energy LLC, 7.875%, 5–7–21	100	105
YPF Sociedad Anonima, 8.875%, 12–19–18 (B)	80	82

		600

Oil & Gas Refining & Marketing – 1.1%
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (B)	200	212

Oil & Gas Storage & Transportation – 0.7%
Empresas Publicas de Medellin E.S.P., 8.375%, 2–1–21 (E)	COP274,000	142

Other Diversified Financial Services – 1.9%
Citigroup, Inc., 8.400%, 4–29–49	$75	85
MTS International Funding Ltd., 5.000%, 5–30–23 (B)	350	300

		385

Packaged Foods & Meats – 2.1%
BFF International Ltd., 7.250%, 1–28–20	100	116
JBS Finance II Ltd., 8.250%, 1–29–18 (B)	100	104
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.), 7.750%, 10–28–20 (B)	200	213

		433

Paper Products – 1.1%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.): 4.750%, 1–19–18 (B) 4.375%, 5–15–23 (B)	25 200	26 195

		221

Regional Banks – 1.0%
OJSC Russian Agricultural Bank, 5.100%, 7–25–18 (B)	200	193

Restaurants – 0.5%
Arcos Dorados Holdings, Inc., 10.250%, 7–13–16 (E)	BRL250	95

Specialized Consumer Services – 2.2%
B–Corp Merger Sub, Inc., 8.250%, 6–1–19	$50	49
World Wide Supply A.S., 7.750%, 5–26–17 (B)	400	400

		449

Steel – 1.5%
Evraz Group S.A., 7.400%, 4–24–17	200	200
Steel Capital S.A., 6.700%, 10–25–17	100	104

		304

Wireless Telecommunication Service – 3.5%
American Tower Corp., 3.400%, 2–15–19	125	128
Indosat Palapa Co. B.V., 7.375%, 7–29–20 (B)	200	212
T-Mobile USA, Inc., 6.000%, 3–1–23	230	229
VimpleCom Holdings B.V., 9.000%, 2–13–18 (B)(E)	RUB5,000	119

		688

TOTAL CORPORATE DEBT SECURITIES – 65.8%		$13,202
(Cost: $13,322)

OTHER GOVERNMENT SECURITIES+

Argentina – 0.7%
City of Buenos Aires, 12.500%, 4–6–15	$150	150

Luxembourg – 0.8%
BC Luxco 1 S.A., 7.375%, 1–29–20	150	154

Russia – 1.0%
Russian Federation, 3.500%, 1–16–19 (B)	200	194

Venezuela – 2.0%
Corporacion Andina de Fomento: 3.750%, 1–15–16 1.500%, 8–8–17	155 250	160 252

		412

TOTAL OTHER GOVERNMENT SECURITIES – 4.5%		$910
(Cost: $914)

LOANS
Aerospace & Defense – 1.3%
TransDigm, Inc.: 0.000%, 2–28–20 (C)(H) 3.750%, 2–28–20 (C)	199 75	196 73

		269

Diversified Metals & Mining – 0.1%
EP Minerals LLC, 5.500%, 7–24–20 (C)	29	29

Metal & Glass Containers – 0.4%
BakerCorp International, 0.000%, 2–7–20 (C)(H)	75	73

TOTAL LOANS – 1.8%		$371
(Cost: $374)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 16.7%
U.S. Treasury Notes: 0.875%, 2–28–17 0.625%, 8–31–17 0.750%, 12–31–17 1.750%, 5–15–22	500 1,500 1,250 145	501 1,480 1,230 139

		3,350

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.7%		$3,350
(Cost: $3,395)

SHORT–TERM SECURITIES
Commercial Paper – 1.7%
John Deere Canada ULC (GTD by Deere & Co.), 0.070%, 10–3–14 (F)	330	330

Master Note – 3.2%
Toyota Motor Credit Corp., 0.102%, 10–7–14 (G)	651	651

TOTAL SHORT-TERM SECURITIES – 4.9%		$981
(Cost: $981)

TOTAL INVESTMENT SECURITIES – 101.3%		$20,330
(Cost: $20,314)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3%)		(254)

NET ASSETS – 100.0%		$20,076

Notes to Schedule of Investments

*	Not shown due to rounding.

+	Other Government Securities include emerging market sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the total value of these securities amounted to $9,273 or 46.2% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, COP - Columbian Peso and RUB - Russian Ruble).

(F)	Rate shown is the yield to maturity at September 30, 2014.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

(H)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

The following forward foreign currency contracts were outstanding at September 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	284	10-10-14	$—	$3

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,516	$—	$—
Corporate Debt Securities	—	12,717	485
Other Government Securities	—	910	—
Loans	—	342	29
United States Government Obligations	—	3,350	—
Short-Term Securities	—	981	—
Total	$1,516	$18,300	$514
Liabilities
Forward Foreign Currency Contracts	$—	$3	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Loans
Beginning Balance 1–1–14	$152	$—
Net realized gain (loss)	—	—
Net unrealized appreciation (depreciation)	(2)	—	*
Purchases	488	29
Sales	—	—
Amortization/Accretion of premium/discount	(1)	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	(152)	—
Ending Balance 9–30–14	$485	$29
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9–30–14	$(2)	$—	*

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$485	Third-party valuation service	Broker quotes
Loans	$29	Third-party valuation service	Broker quotes

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:
Cost	$20,314

Gross unrealized appreciation	459
Gross unrealized depreciation	(443)

Net unrealized appreciation	$16

SCHEDULE OF INVESTMENTS
Global Natural Resources (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Bermuda – 1.0%
Nabors Industries Ltd.	73	$1,659

Canada – 7.1%
Canadian Natural Resources Ltd.	54	2,086
Canadian Pacific Railway Ltd.	26	5,394
Suncor Energy, Inc.	122	4,404
Yamana Gold, Inc.	90	542

		12,426

China – 0.0%
China Metal Recycling (Holdings) Ltd.	1,900	—

France – 0.5%
L Air Liquide S.A.	7	872

Netherlands – 2.3%
Chicago Bridge & Iron Co. N.V., NY Shares	29	1,678
Core Laboratories N.V.	16	2,297

		3,975

Switzerland – 2.8%
Weatherford International Ltd. (A)	237	4,920

United Kingdom – 7.5%
Anglo American plc	31	705
BHP Billiton plc	184	5,109
Pentair, Inc.	21	1,343
Randgold Resources Ltd. ADR	12	825
Rio Tinto plc	102	5,005

		12,987

United States – 75.3%
Airgas, Inc.	8	896
Anadarko Petroleum Corp.	34	3,449
Antero Resources Corp. (A)	31	1,721
Baker Hughes, Inc.	74	4,821
Cabot Oil & Gas Corp.	50	1,623
Cameron International Corp. (A)	40	2,672
Caterpillar, Inc.	32	3,193
CME Group, Inc.	24	1,955
Concho Resources, Inc. (A)	23	2,865
ConocoPhillips	19	1,454
Continental Resources, Inc. (A)	61	4,082
Devon Energy Corp.	12	794
Dow Chemical Co. (The)	120	6,280
Dril-Quip, Inc. (A)	18	1,649
Eastman Chemical Co.	20	1,646
Energy Transfer Equity L.P.	40	2,492
EOG Resources, Inc.	41	4,085
Exxon Mobil Corp.	8	767
Flowserve Corp.	50	3,491
Fluor Corp.	38	2,565
FMC Technologies, Inc. (A)	62	3,392
Forum Energy Technologies, Inc. (A)	59	1,809
Freeport-McMoRan Copper & Gold, Inc., Class B	136	4,446
Gulfport Energy Corp. (A)	18	951
Halliburton Co.	148	9,573
Joy Global, Inc.	46	2,520
Kansas City Southern	8	951
LyondellBasell Industries N.V., Class A	45	4,901
Marathon Petroleum Corp.	37	3,171
MarkWest Energy Partners L.P.	24	1,848

National Oilwell Varco, Inc.	22	1,655
Newfield Exploration Co. (A)	23	841
Noble Energy, Inc.	62	4,224
Oasis Petroleum LLC (A)	34	1,438
Occidental Petroleum Corp.	17	1,668
Oceaneering International, Inc.	12	766
Patterson-UTI Energy, Inc.	60	1,965
Peabody Energy Corp.	46	564
Phillips 66	42	3,407
Pioneer Natural Resources Co.	13	2,620
Plains GP Holdings L.P., Class A	52	1,583
PPG Industries, Inc.	9	1,790
Rice Energy, Inc. (A)	69	1,839
Schlumberger Ltd.	86	8,771
Southern Copper Corp.	59	1,740
Southwestern Energy Co. (A)	39	1,353
Superior Energy Services, Inc.	73	2,400
Tesoro Corp.	13	811
Valero Energy Corp.	34	1,571
Valero Energy Partners L.P.	14	603
Westlake Chemical Partners L.P. (A)	31	897
Williams Co., Inc. (The)	43	2,363

		130,931

TOTAL COMMON STOCKS – 96.5%		$167,770
(Cost: $152,401)

PREFERRED STOCKS
United States – 0.0%
Konarka Technologies, Inc., 8.000% Cumulative (A)(B)	68	—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $211)

SHORT-TERM SECURITIES	Principal
Commercial Paper– 1.1%
CVS Caremark Corp.,
0.200%, 10–1–14 (C)	$ 2,000	2,000

Master Note– 2.1%
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (D)	3,631	3,631

TOTAL SHORT-TERM SECURITIES – 3.2%		$5,631
(Cost: $5,631)

TOTAL INVESTMENT SECURITIES – 99.7%		$173,401
(Cost: $158,243)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		503

NET ASSETS – 100.0%		$173,904

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At September 30, 2014, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000% Cumulative	8-31-07	68	$211	$—

The total value of this security represented 0.0% of net assets at September 30, 2014.

(C)	Rate shown is the yield to maturity at September 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	State Street Global Markets	3,489	10-10-14	$129	$—
Sell	British Pound	UBS AG	4,267	10-10-14	156	—
Sell	Canadian Dollar	State Street Global Markets	1,297	10-10-14	24	—
Sell	Canadian Dollar	UBS AG	4,994	10-10-14	95	—
					$404	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$167,770	$—	$—
Short-Term Securities	—	5,631	—
Total	$167,770	$5,631	$—
Forward Foreign Currency Contracts	$—	$404	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$158,243
Gross unrealized appreciation	25,071
Gross unrealized depreciation	(9,913)
Net unrealized appreciation	$15,158

SCHEDULE OF INVESTMENTS
Growth (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.4%
Boeing Co. (The)	149	$19,018
Precision Castparts Corp.	72	16,984

		36,002

Apparel Retail – 0.7%
Limited Brands, Inc.	92	6,142

Apparel, Accessories & Luxury Goods – 0.6%
Under Armour, Inc., Class A (A)	76	5,272

Application Software – 1.8%
Adobe Systems, Inc. (A)	212	14,696

Automotive Retail – 2.0%
AutoZone, Inc. (A)	16	8,104
O’Reilly Automotive, Inc. (A)	54	8,179

		16,283

Biotechnology – 12.6%
Amgen, Inc.	75	10,591
Biogen Idec, Inc. (A)	102	33,710
Celgene Corp. (A)	212	20,074
Gilead Sciences, Inc. (A)	369	39,237

		103,612

Brewers – 2.2%
Anheuser-Busch InBev S.A. ADR	164	18,180

Broadcasting – 2.2%
CBS Corp., Class B	335	17,944

Cable & Satellite – 1.8%
Comcast Corp., Class A	273	14,687

Casinos & Gaming – 2.6%
Las Vegas Sands, Inc.	179	11,154
Wynn Resorts Ltd.	55	10,346

		21,500

Construction Machinery & Heavy Trucks – 0.9%
Caterpillar, Inc.	78	7,675

Consumer Electronics – 2.0%
Harman International Industries, Inc.	167	16,382

Data Processing & Outsourced Services – 7.1%
MasterCard, Inc., Class A	434	32,080
Visa, Inc., Class A	126	26,821

		58,901

Diversified Chemicals – 1.4%
PPG Industries, Inc.	60	11,706

Electrical Components & Equipment – 0.5%
Rockwell Automation, Inc.	36	3,956

Footwear – 1.6%
NIKE, Inc., Class B	151	13,469

Health Care Facilities – 2.6%
HCA Holdings, Inc. (A)	301	21,248

Home Improvement Retail – 2.7%
Home Depot, Inc. (The)	241	22,073

Hotels, Resorts & Cruise Lines – 1.5%
Hilton Worldwide Holdings, Inc. (A)	254	6,254
Starwood Hotels & Resorts Worldwide, Inc.	73	6,054

		12,308

Industrial Conglomerates – 0.7%
Danaher Corp.	79	6,018

Industrial Machinery – 2.9%
Flowserve Corp.	171	12,052
Pentair, Inc.	175	11,487

		23,539

Internet Retail – 3.8%
Amazon.com, Inc. (A)	44	14,284
Netflix, Inc. (A)	11	4,783
priceline.com, Inc. (A)	10	11,586

		30,653

Internet Software & Services – 8.5%
Facebook, Inc., Class A (A)	307	24,281
Google, Inc., Class A (A)	22	12,804
Google, Inc., Class C (A)	31	18,048
LinkedIn Corp., Class A (A)	36	7,544
Twitter, Inc. (A)	135	6,984

		69,661

IT Consulting & Other Services – 1.2%
Cognizant Technology Solutions Corp., Class A (A)	222	9,930

Motorcycle Manufacturers – 1.4%
Harley-Davidson, Inc.	203	11,809

Movies & Entertainment – 0.5%
Twenty-First Century Fox, Inc., Class A	119	4,084

Oil & Gas Equipment & Services – 2.6%
Schlumberger Ltd.	207	21,075

Oil & Gas Exploration & Production – 0.7%
EOG Resources, Inc.	60	5,951

Pharmaceuticals – 4.1%
Allergan, Inc.	70	12,509
Bristol-Myers Squibb Co.	194	9,908
Johnson & Johnson	110	11,736

		34,153

Railroads – 7.4%
Canadian Pacific Railway Ltd.	138	28,547
Kansas City Southern	76	9,248
Union Pacific Corp.	214	23,223

		61,018

Semiconductor Equipment – 2.0%
Applied Materials, Inc.	752	16,255

Semiconductors – 0.7%
NXP Semiconductors N.V. (A)	90	6,166

Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	401	40,359

Tobacco – 1.6%
Philip Morris International, Inc.	159	13,252

Wireless Telecommunication Service – 2.8%
American Tower Corp., Class A	155	14,513
SBA Communications Corp. (A)	78	8,650

		23,163

TOTAL COMMON STOCKS – 97.0%		$799,122
(Cost: $567,417)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.5%
BorgWarner, Inc.,
0.260%, 10–22–14 (B)	$3,000	3,000
Corporacion Andina de Fomento,
0.150%, 10–9–14 (B)	5,000	4,999
Diageo Capital plc (GTD by Diageo plc),
0.250%, 10–9–14 (B)	5,000	5,000
Wisconsin Gas LLC:
0.110%, 10–3–14 (B)	4,000	4,000
0.110%, 10–6–14 (B)	4,000	4,000

		20,999

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (C)	2,180	2,180

TOTAL SHORT-TERM SECURITIES – 2.8%		$23,179
(Cost: $23,179)

TOTAL INVESTMENT SECURITIES – 99.8%		$822,301
(Cost: $590,596)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,900

NET ASSETS – 100.0%		$824,201

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$799,122	$—	$ —
Short-Term Securities	—	23,179	—
Total	$799,122	$23,179	$ —

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$590,596
Gross unrealized appreciation	235,240
Gross unrealized depreciation	(3,535)
Net unrealized appreciation	$231,705

SCHEDULE OF INVESTMENTS
High Income (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares		Value

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$55

Consumer Finance – 0.1%
JG Wentworth Co. (A)	82		1,011

Gas Utilities – 0.0%
Suburban Propane Partners L.P.	4		158

Oil & Gas Storage & Transportation – 0.1%
Crestwood Midstream Partners L.P.	14		322
Inergy L.P.	33		348

			670

Railroads – 0.0%
Kansas City Southern	3		339

Renewable Electricity – 0.3%
Abengoa Yield plc (A)	54		1,918

Specialty Stores – 0.0%
Michaels Co., Inc. (The) (A)	15		262

Trading Companies & Distributors – 0.1%
HD Supply Holdings, Inc. (A)	21		570

TOTAL COMMON STOCKS – 0.6%			$4,983
(Cost: $4,160)

PREFERRED STOCKS
Consumer Finance – 0.1%
Ally Financial, Inc., 8.125%	22		586
Ally Financial, Inc., 8.500%	18		475

			1,061

Steel – 0.1%
ArcelorMittal, 6.000%, Convertible	23		479

TOTAL PREFERRED STOCKS – 0.2%			$1,540
(Cost: $1,525)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (B)	1		$126

TOTAL WARRANTS – 0.0%			$126
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Advertising – 0.7%
Acosta, Inc.,
7.750%, 10–1–22 (C)	$4,685		4,709
Lamar Media Corp.,
5.375%, 1–15–24 (C)	1,376		1,379

			6,088

Aerospace & Defense – 2.3%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (C)	5,936		6,158
TransDigm Group, Inc.:
5.500%, 10–15–20	550		534
7.500%, 7–15–21	4,206		4,490
TransDigm, Inc.:

6.000%, 7–15–22 (C)	3,825	3,777
6.500%, 7–15–24 (C)	4,115	4,100

		19,059

Agricultural Products – 0.6%
American Seafoods Group LLC,
10.750%, 5–15–16 (C)	1,716	1,669
ASG Consolidated LLC,
15.000%, 5–15–17 (C)(D)	3,567	3,139

		4,808

Air Freight & Logistics – 0.2%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	1,865	2,061

Aluminum – 0.9%
Constellium N.V.,
5.750%, 5–15–24 (C)	2,433	2,433
Wise Metals Group LLC,
8.750%, 12–15–18 (C)	2,035	2,172
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (C)(D)	2,999	3,179

		7,784

Apparel Retail – 2.0%
Bon–Ton Stores, Inc. (The),
8.000%, 6–15–21	4,274	3,826
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (C)(D)	3,486	3,303
Gymboree Corp. (The),
9.125%, 12–1–18	3,219	901
Hot Topic, Inc.,
9.250%, 6–15–21 (C)	1,445	1,546
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (C)(D)	391	404
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (C)	3,152	3,278
Nine West Holdings, Inc.,
8.250%, 3–15–19 (C)	4,381	3,680

		16,938

Application Software – 1.5%
ACI Worldwide, Inc.,
6.375%, 8–15–20 (C)	1,813	1,881
Epicor Software Corp.,
8.625%, 5–1–19	6,845	7,238
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (C)(D)	3,211	3,178

		12,297

Auto Parts & Equipment – 1.4%
IDQ Acquisition Corp.,
14.000%, 10–1–17 (C)(D)	2,110	2,110
IDQ Holdings, Inc.,
11.500%, 4–1–17 (C)	4,021	4,358
Midas Intermediate HoldCo II LLC,
7.875%, 10–1–22 (C)	2,209	2,203
Schaeffler Finance B.V.:
4.250%, 5–15–21 (C)	2,196	2,114
4.750%, 5–15–21 (C)	772	770

		11,555

Automobile Manufacturers – 0.6%
Group 1 Automotive, Inc.,
5.000%, 6–1–22 (C)	1,260	1,219
Jaguar Land Rover plc,
5.625%, 2–1–23 (C)	1,458	1,509
Navistar International Corp.,
8.250%, 11–1–21	2,623	2,689

		5,417

Automotive Retail – 0.5%
Sonic Automotive, Inc.,
5.000%, 5–15–23	4,227	4,037

Broadcasting – 1.8%
CBS Outdoor Americas, Inc.:
5.250%, 2–15-22 (C)	743	742
5.625%, 2–15–24 (C)	500	501
Clear Channel Outdoor Holdings, Inc.:
6.500%, 11–15–22	994	1,014
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20	221	228
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20	1,780	1,847
Cumulus Media, Inc.,
7.750%, 5–1–19	3,815	3,910
WideOpenWest Finance LLC and WideOpenWest Capital Corp.:
10.250%, 7–15–19	4,543	4,906
13.375%, 10–15–19	1,584	1,790

		14,938

Building Products – 1.6%
CPG Merger Sub LLC,
8.000%, 10–1–21 (C)	2,577	2,616
Headwaters, Inc.,
7.250%, 1–15–19	910	942
Ply Gem Industries, Inc.:
6.500%, 2–1–22	3,723	3,536
6.500%, 2–1–22 (C)	1,331	1,264
Roofing Supply Group LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (C)	2,418	2,539
USG Corp.,
5.875%, 11–1–21 (C)	2,582	2,634

		13,531

Cable & Satellite – 3.9%
Altice S.A.:
7.250%, 5–15–22 (C)(E)	EUR256	335
7.750%, 5–15–22 (C)	$2,391	2,469
Cablevision Systems Corp.,
5.875%, 9–15–22	2,593	2,508
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21	293	287
5.250%, 9–30–22	390	382
5.125%, 2–15–23	390	374
5.750%, 9–1–23	98	98
5.750%, 1–15–24	2,519	2,509
DISH DBS Corp.:
6.750%, 6–1–21	836	899
5.875%, 7–15–22	910	928
5.000%, 3–15–23	418	401
LYNX I Corp.,
5.375%, 4–15–21 (C)	488	492
LYNX II Corp.,
6.375%, 4–15–23 (C)	146	151
Numericable Group S.A.:
6.000%, 5–15–22 (C)	1,373	1,383
6.250%, 5–15–24 (C)	491	490
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (C)	1,645	1,666
4.625%, 5–15–23 (C)	936	870
6.000%, 7–15–24 (C)	8,000	8,119
VTR Finance B.V.,
6.875%, 1–15–24 (C)	6,735	6,970
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (C)(D)	553	567
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (C)	673	728

		32,626

Casinos & Gaming – 0.9%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (C)(E)	CAD1,240	1,131
MCE Finance Ltd.,
5.000%, 2–15–21 (C)	$3,324	3,191
Wynn Macau Ltd.,
5.250%, 10–15–21 (C)	3,529	3,406

		7,728

Coal & Consumable Fuels – 0.6%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (C)	3,087	3,249
Westmoreland Escrow Corp.,
10.750%, 2–1–18	1,403	1,473

		4,722

Communications Equipment – 0.9%
Eagle Midco, Inc.,
9.000%, 6–15–18 (C)(D)	7,432	7,590

Construction Materials – 0.5%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (C)	3,987	3,857

Consumer Finance – 1.4%
Creditcorp,
12.000%, 7–15–18 (C)	4,228	4,439
General Motors Financial Co., Inc.,
4.250%, 5–15–23	429	431
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (C)	5,582	5,638
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (C)	986	986

		11,494

Data Processing & Outsourced Services – 1.3%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (C)	7,733	7,965
5.375%, 8–1–22 (C)	3,474	3,370

		11,335

Distillers & Vintners – 0.3%
Constellation Brands, Inc.:
3.750%, 5–1–21	600	589
4.250%, 5–1–23	1,628	1,589

		2,178

Distributors – 0.7%
LKQ Corp.,
4.750%, 5–15–23	2,250	2,177
Pinnacle Operating Corp.,
9.000%, 11–15–20 (C)	3,233	3,451

		5,628

Diversified Banks – 0.3%
Bank of America Corp.,
8.000%, 12–29–49	1,450	1,564
Barclays plc,
8.250%, 12–29–49	1,009	1,035

		2,599

Diversified Capital Markets – 0.8%
JLL /Delta Dutch Newco B.V.,
7.500%, 2–1–22 (C)	1,037	1,047
Patriot Merger Corp.,
9.000%, 7–15–21 (C)	5,253	5,608

		6,655

Diversified Metals & Mining – 2.6%
American Gilsonite Holding Co.,
11.500%, 9–1–17 (C)	1,905	2,057
Artsonig Pty Ltd.,
11.500%, 4–1–19 (C)(D)	1,884	1,903
Compass Minerals International, Inc.,
4.875%, 7–15–24 (C)	2,566	2,451
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (C)	489	511
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (C)	7,039	7,277
6.875%, 4–1–22 (C)	7,567	7,700

		21,899

Diversified Support Services – 0.6%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (C)	1,500	1,538
10.750%, 10–15–19 (C)	1,513	1,452
Nexeo Solutions LLC,
8.375%, 3–1–18	1,927	1,908

		4,898

Education Services – 1.6%
Laureate Education, Inc.,
9.250%, 9–1–19 (C)	13,103	13,169

Electric Utilities – 0.3%
Alliant Holdings,
7.875%, 12–15–20 (C)	2,202	2,279

Electrical Components & Equipment – 0.3%
WESCO Distribution, Inc.,
5.375%, 12–15–21	2,424	2,406

Electronic Manufacturing Services – 0.6%
KEMET Corp.,
10.500%, 5–1–18	5,189	5,442

Food Distributors – 3.0%
Diamond Foods, Inc.,
7.000%, 3–15–19 (C)	1,169	1,169
Simmons Foods, Inc.,
7.875%, 10–1–21 (C)	5,612	5,555
Sun Merger Sub, Inc.,
5.875%, 8–1–21 (C)	864	875
U.S. Foodservice, Inc.,
8.500%, 6–30–19	17,304	18,346

		25,945

Health Care Equipment – 0.2%
DJO Finance LLC and DJO Finance Corp.,
9.750%, 10–15–17	420	426
Mallinckrodt International Finance S.A. and Mallinckrodt CB LLC,
5.750%, 8–1–22 (C)	1,278	1,291

		1,717

Health Care Facilities – 3.1%
AmSurg Corp.,
5.625%, 11–30–20	897	906
AmSurg Escrow Corp.,
5.625%, 7–15–22 (C)	1,384	1,370
Capsugel S.A.,
7.000%, 5–15–19 (C)(D)	1,807	1,802
Catamaran Corp.,
4.750%, 3–15–21	1,016	977
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (C)(D)	2,570	2,615
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	1,663	1,634
FWCT–2 Escrow Corp.,
6.875%, 2–1–22 (C)	1,752	1,826
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.000%, 3–15–24	1,305	1,284
MPH Acquisition Holdings LLC,
6.625%, 4–1–22 (C)	3,220	3,252
Tenet Healthcare Corp.:
5.000%, 3–1–19 (C)	277	274
6.750%, 2–1–20	1,408	1,468
6.000%, 10–1–20	1,928	2,039
8.125%, 4–1–22	4,921	5,402
6.875%, 11–15–31	1,624	1,567

		26,416

Health Care Services – 1.4%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (C)	6,790	7,264
Truven Health Analytics,
10.625%, 6–1–20	4,000	4,220

		11,484

Health Care Supplies – 0.5%
Ortho–Clinical Diagnostics,
6.625%, 5–15–22 (C)	4,869	4,437

Home Furnishings – 0.3%
Empire Today LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (C)	2,821	2,821

Hotels, Resorts & Cruise Lines – 0.2%
Ryman Hospitality Properties, Inc.,
5.000%, 4–15–21	1,898	1,851

Industrial Machinery – 0.1%
Dynacast International LLC and Dynacast Finance, Inc.,
9.250%, 7–15–19	941	1,007

Integrated Telecommunication Services – 1.0%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (C)	629	645
Frontier Communications Corp.:
6.250%, 9–15–21	1,501	1,491
7.125%, 1–15–23	1,285	1,311
6.875%, 1–15–25	1,201	1,186
Level 3 Escrow II, Inc.,
5.375%, 8–15–22 (C)	3,628	3,573
Windstream Corp.,
7.500%, 6–1–22	590	621

		8,827

Internet Software & Services – 0.4%
IAC/InterActiveCorp.,
4.750%, 12–15–22	743	713
J2 Global, Inc.,
8.000%, 8–1–20	1,502	1,623
VeriSign, Inc.,
4.625%, 5–1–23	760	733

		3,069

Investment Banking & Brokerage – 0.2%
GFI Group, Inc.,
9.625%, 7–19–18 (F)	1,735	2,056

IT Consulting & Other Services – 0.8% iGATE Corp.,
4.750%, 4–15–19 (C)	3,045	2,953
NCR Escrow Corp.:
5.875%, 12–15–21	1,759	1,799
6.375%, 12–15–23	1,656	1,735

		6,487

Leisure Facilities – 0.6%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (C)	1,742	1,803
Regal Entertainment Group,
5.750%, 2–1–25	3,505	3,461

		5,264

Metal & Glass Containers – 1.6%
Ardagh Finance Holdings,
8.625%, 6–15–19 (C)(D)	3,370	3,387
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (C)	981	942
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	2,746	2,856
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (C)	3,672	3,451
Signode Industrial Group,
6.375%, 5–1–22 (C)	3,371	3,236

		13,872

Movies & Entertainment – 0.3%
AMC Entertainment, Inc.,
5.875%, 2–15–22	1,509	1,520
WMG Acquisition Corp.:
5.625%, 4–15–22 (C)	251	251
6.750%, 4–15–22 (C)	1,176	1,126

		2,897

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (C)	1,981	1,882

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (C)	3,538	3,556
RSP Permian, Inc.,
6.625%, 10–1–22 (C)	492	495
Seventy Seven Energy, Inc.,
6.500%, 7–15–22 (C)	664	652

		4,703

Oil & Gas Exploration & Production – 0.8%
Athlon Holdings L.P. and Athlon Finance Corp.,
6.000%, 5-1–22 (C)	922	989
Chesapeake Energy Corp.:
3.484%, 4–15–19 (F)	1,270	1,270
4.875%, 4–15–22	1,778	1,786
5.750%, 3–15–23	1,506	1,604
Sabine Pass Liquefaction LLC:
5.625%, 2–1–21	1,010	1,038
5.625%, 4–15–23	359	363

		7,050

Oil & Gas Refining & Marketing – 1.8%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)	5,070	5,369
Offshore Group Investment Ltd.:
7.500%, 11–1–19	3,850	3,571
7.125%, 4–1–23	1,858	1,637
Samson Investment Co.,
9.750%, 2–15–20 (F)	1,964	1,782
Shelf Drilling Holdings Ltd.,
8.625%, 11–1–18 (C)	2,827	2,968

		15,327

Oil & Gas Storage & Transportation – 0.5%
Energy XXI Gulf Coast, Inc.:
7.750%, 6–15–19	2,500	2,488
6.875%, 3–15–24 (C)	1,203	1,131
Williams Co., Inc. (The),
4.550%, 6–24–24	1,009	998

		4,617

Other Diversified Financial Services – 3.4%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (C)(D)	1,657	1,657
Abengoa Finance SAU,
7.750%, 2–1–20 (C)	4,144	4,455
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (C)	3,033	3,018
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.000%, 8–1–20	1,979	2,033
5.875%, 2–1–22	1,260	1,257
Michaels FinCo Holdings LLC,
7.500%, 8–1–18 (C)(D)	1,938	1,972
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (C)(D)	7,554	8,649
TransUnion LLC and TransUnion Financing Corp.,
9.625%, 6–15–18 (D)	5,430	5,593

		28,634

Packaged Foods & Meats – 0.8%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (C)(D)	2,175	2,257
JBS USA LLC and JBS USA Finance, Inc.,
5.875%, 7–15–24 (C)	4,645	4,470

		6,727

Paper Packaging – 0.8%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,
6.000%, 6–15–17 (C)	790	778
Exopack Holdings S.A.,
7.875%, 11–1–19 (C)	610	637
Reynolds Group Holdings Ltd.:
9.000%, 4–15–19	1,953	2,034
9.875%, 8–15–19	2,500	2,691
8.250%, 2–15–21 (F)	280	296

		6,436

Personal Products – 0.0%
Elizabeth Arden, Inc.,
7.375%, 3–15–21	395	351

Pharmaceuticals – 0.4%
Grifols Worldwide Operations Ltd.,
5.250%, 4–1–22 (C)	525	518
Salix Pharmaceuticals Ltd.,
6.000%, 1–15–21 (C)	2,252	2,438

		2,956

Precious Metals & Minerals – 0.2%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (C)(F)	1,792	2,007

Property & Casualty Insurance – 0.6%
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (C)	5,188	5,162

Publishing – 0.0%
Gannett Co., Inc.,
5.500%, 9–15–24 (C)	297	293

Railroads – 0.4%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (C)	2,449	2,504
9.750%, 5–1–20 (C)	1,017	1,032

		3,536

Real Estate Development – 0.2%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (C)(D)	1,661	1,624

Real Estate Services – 0.5%
Stearns Holdings, Inc.,
9.375%, 8–15–20 (C)	4,038	4,139

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible,
3.250%, 4–1–16	170	179

Semiconductors – 0.7%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19 (C)	101	112
Micron Technology, Inc.:
5.875%, 2–15–22 (C)	2,517	2,618
5.500%, 2–1–25 (C)	3,474	3,405

		6,135

Specialized Consumer Services – 3.3%
AA Bond Co. Ltd.,
9.500%, 7–31–19 (C)(E)	GBP2,600	4,626
B–Corp Merger Sub, Inc.,
8.250%, 6–1–19	$6,528	6,431
Carlson Travel Holdings,
7.500%, 8–15–19 (C)(D)	1,390	1,404
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)	2,674	2,801
7.500%, 6–15–19 (C)(E)	EUR1,787	2,404
Emdeon, Inc.,
11.000%, 12–31–19	$1,204	1,339
Lansing Trade Group,
9.250%, 2–15–19 (C)	1,571	1,559
Nielsen Finance,
5.500%, 10–1–21 (C)	2,871	2,885
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (C)	4,385	4,319

		27,768

Specialized Finance – 1.5%
Consolidated Communications Finance Co.,
10.875%, 6–1–20	1,710	1,967
Consolidated Communications Finance II Co.,
6.500%, 10–1–22 (C)	1,505	1,497
Flexi–Van Leasing, Inc.,
7.875%, 8–15–18 (C)	1,881	1,961
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (C)	6,903	6,868

		12,293

Specialized REITs – 1.0%
Aircastle Ltd.,
5.125%, 3–15–21	2,728	2,694
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	5,458	5,608

		8,302

Specialty Stores – 3.3%
Academy Ltd. and Academy Finance Corp.,
9.250%, 8–1–19 (C)	671	710
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (C)(D)	11,527	10,719
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (C)	205	195
Michaels Stores, Inc.,
5.875%, 12–15–20 (C)	442	440
New Academy Finance Co. LLC,
8.000%, 6–15–18 (C)(D)	10,461	10,435
PC Nextco Holdings LLC and PC Nextco Finance, Inc.,
8.750%, 8–15–19 (D)	1,683	1,691
Spencer Spirit Holdings, Inc.,
9.000%, 5–1–18 (C)(D)	3,284	3,317

		27,507

Technology Distributors – 0.8%
Sophia L.P. and Sophia Finance, Inc.:
9.625%, 12–1–18 (C)(D)	3,218	3,250
9.750%, 1–15–19 (C)	3,206	3,447

		6,697

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (C)	4,573	4,527

Tobacco – 0.3%
Prestige Brands, Inc.,
5.375%, 12–15–21 (C)	2,358	2,217

Trading Companies & Distributors – 0.9%
HD Supply, Inc.:
7.500%, 7–15–20	2,472	2,565
11.500%, 7–15–20	4,116	4,743

		7,308

Wireless Telecommunication Service – 2.6%
Crown Castle International Corp.,
4.875%, 4–15–22	481	468
Digicel Group Ltd.,
8.250%, 9–30–20 (C)	2,313	2,383
DigitalGlobe, Inc.,
5.250%, 2–1–21 (C)	2,117	2,032
Sprint Corp.:
7.250%, 9–15–21 (C)	1,007	1,049
7.875%, 9–15–23 (C)	2,515	2,671
7.125%, 6–15–24 (C)	3,299	3,323
Telecom Italia S.p.A.,
5.303%, 5–30–24 (C)	1,374	1,347
T–Mobile USA, Inc.:
6.464%, 4–28–19	1,350	1,402
6.542%, 4–28–20	980	1,005
6.633%, 4–28–21	1,861	1,908
6.125%, 1–15–22	791	795
6.731%, 4–28–22	196	200
6.000%, 3–1–23	1,104	1,104
6.836%, 4–28–23	196	201
6.500%, 1–15–24	634	642
6.375%, 3–1–25	900	898

		21,428

TOTAL CORPORATE DEBT SECURITIES – 71.5%		$602,973
(Cost: $606,460)

LOANS
Advertising – 0.1%
Advantage Sales & Marketing, Inc.,
0.000%, 7–25–22 (F)(I)	1,201	1,182

Air Freight & Logistics – 0.1%
DAE Aviation Holdings, Inc.,
7.750%, 7–29–19 (F)	1,016	1,022

Apparel Retail – 1.8%
Gymboree Corp. (The),
5.000%, 2–23–18 (F)	509	337

Hoffmaster Group, Inc.,
10.000%, 5–6–21 (F)	2,188	2,167
Lands’ End, Inc.,
4.250%, 3–14–21 (F)	1,466	1,445
Nine West Holdings, Inc.,
6.250%, 1–8–20 (F)	3,065	2,844
Talbots, Inc. (The):
4.750%, 3–17–20 (F)	1,294	1,252
8.250%, 3–17–21 (F)	1,561	1,541
True Religion Apparel, Inc.:
5.875%, 7–29–19 (F)	2,051	1,882
5.875%, 7–30–19 (F)	2,194	2,013
11.000%, 1–30–20 (F)	1,339	1,259

		14,740

Application Software – 2.4%
Applied Systems, Inc.,
7.500%, 1–15–22 (F)	2,311	2,301
Aptean Holdings, Inc.:
5.250%, 2–6–20 (F)	1,526	1,514
8.500%, 2–21–21 (F)	1,022	1,014
Misys plc and Magic Newco LLC,
12.000%, 6–12–19 (F)	13,954	15,746

		20,575

Asset Management & Custody Banks – 0.1%
World Endurance Holdings, Inc.,
5.250%, 6–24–21 (F)	831	830

Auto Parts & Equipment – 0.4%
Direct ChassisLink, Inc.:
0.000%, 11–7–19 (F)(I)	2,000	1,986
8.250%, 11–7–19 (F)	1,635	1,623

		3,609

Building Products – 1.1%
Continental Building Products LLC,
4.000%, 8–28–20 (F)	1,758	1,731
GYP Holdings III Corp.:
4.750%, 3–27–21 (F)	2,116	2,084
7.750%, 3–27–22 (F)	3,358	3,341
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–24–22 (F)	2,678	2,638

		9,794

Casinos & Gaming – 0.3%
Centaur Acquisition LLC,
8.750%, 2–20–20 (F)	675	683
Gateway Casinos & Entertainment Ltd.:
6.250%, 11–4–19 (E)(F)	CAD2	2
5.605%, 11–26–19 (E)(F)	965	855
Scientific Games International, Inc.,
0.000%, 9–17–21 (F)(I)	$1,220	1,195

		2,735

Construction & Engineering – 0.3%
Tensar International Corp.:
5.750%, 7–9–21 (F)	1,399	1,390
9.500%, 7–9–22 (F)	1,122	1,120

		2,510

Construction Materials – 0.4%
U.S. LBM Holdings LLC:
7.250%, 4–25–20 (F)	3,041	3,003

Data Processing & Outsourced Services – 0.4%
Sedgwick Claims Management Services, Inc.,
6.750%, 1–27–22 (F)	3,395	3,312

Diversified Metals & Mining – 0.2%
EP Minerals LLC:
5.500%, 7–24–20 (F)	1,017	1,020
8.500%, 7–24–21 (F)	996	1,008

		2,028

Diversified Support Services – 0.5%
Omnitracs, Inc.,
8.750%, 4–29–21 (F)	470	468
Sprint Industrial Holdings LLC:
7.000%, 5–14–19 (F)	2,165	2,159
11.250%, 5–14–19 (F)	1,222	1,228

		3,855

Environmental & Facilities Services – 0.1%
Brickman Group Ltd. (The),
7.500%, 12–11–21 (F)	513	507

Food Distributors – 0.2%
Performance Food Group, Inc.:
6.250%, 11–14–19 (F)	1,121	1,117
6.250%, 11–17–19 (F)	571	569

		1,686

Food Retail – 0.3%
Focus Brands, Inc.:
10.250%, 8–21–18 (F)	2,837	2,852

General Merchandise Stores – 0.8%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20 (F)	2,817	2,830
Orchard Acquisition Co. LLC,
7.000%, 2–8–19 (F)	4,020	4,000

		6,830

Health Care Facilities – 0.9%
Surgery Center Holdings, Inc.:
9.750%, 4–11–20 (F)	1,144	1,144
0.000%, 7–24–20 (F)(I)	2,912	2,900
0.000%, 7–24–21 (F)(I)	2,912	2,861

		6,905

Health Care Services – 0.5%
Accellent, Inc.,
7.500%, 2–21–22 (F)	1,414	1,363
Ikaria, Inc.:
5.000%, 2–4–21 (F)	1,232	1,229
8.750%, 2–4–22 (F)	1,525	1,538

		4,130

Health Care Supplies – 0.5%
Sage Products Holdings III LLC,
9.250%, 6–13–20 (F)	3,952	4,032

Health Care Technology – 0.6%
Carestream Health, Inc.,
9.500%, 12–7–19 (F)	3,447	3,456
Vitera Healthcare Solutions LLC:
6.000%, 11–4–20 (F)	1,265	1,259
9.250%, 11–4–21 (F)	765	757

		5,472

Hotels, Resorts & Cruise Lines – 0.4%
Four Seasons Hotels Ltd.,
6.250%, 12–27–20 (F)	3,071	3,071

Housewares & Specialties – 0.5%
KIK Custom Products, Inc.:
5.500%, 5–17–19 (F)	2,437	2,431
9.500%, 11–17–19 (F)	2,105	2,109

		4,540

Independent Power Producers & Energy Traders – 0.3%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–19 (F)(I)	100	101
6.375%, 8–13–19 (F)	2,077	2,093

		2,194

Industrial Conglomerates – 0.3%
Crosby Worldwide Ltd.,
7.000%, 11–22–21 (F)	2,768	2,754

Industrial Machinery – 0.5%
Capital Safety North America Holdings, Inc.:
3.750%, 3–26–21 (F)	498	484
6.500%, 3–26–22 (F)	2,758	2,697
Husky Injection Moldings Systems Ltd.,
7.250%, 6–10–22 (F)	557	543
NN, Inc.,
6.000%, 7–18–21 (F)	740	740

		4,464

Internet Software & Services – 0.7%
TravelCLICK, Inc. & TCH–2 Holdings LLC:
5.500%, 5–8–21 (F)	2,825	2,797
8.750%, 11–8–21 (F)	2,827	2,742
W3 Co.,
9.250%, 9–1–20 (F)	714	692

		6,231

Investment Banking & Brokerage – 0.2%
Bats Global Markets, Inc.,
5.000%, 1–7–20 (F)	1,820	1,775

IT Consulting & Other Services – 1.1%
Active Network, Inc. (The):
5.500%, 11–15–20 (F)	2,034	2,016
9.500%, 11–15–21 (F)	2,881	2,887
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20 (F)	2,888	2,614
9.250%, 7–13–21 (F)	1,587	1,365

		8,882

Life Sciences Tools & Services – 0.3%
Atrium Innovations, Inc.,
7.750%, 7–29–21 (F)	2,893	2,821

Metal & Glass Containers – 0.4%
Bway Holding Co.:
5.500%, 8–8–20 (F)	266	265
Consolidated Container Co. LLC,
7.750%, 1–3–20 (F)	830	811
Evergreen Tank Solution, Inc.,
9.500%, 9–28–18 (F)	2,122	2,116

		3,192

Movies & Entertainment – 1.4%
Formula One Holdings Ltd. and Delta Two S.a.r.l.:
4.750%, 7–15–21 (F)	4,166	4,108
0.000%, 7–29–22 (F)(I)	1,672	1,664
7.750%, 7–29–22 (F)	4,014	3,994
Metro–Goldwyn–Mayer, Inc.,
5.125%, 6–4–20 (F)	417	418
Yonkers Racing Corp.,
8.750%, 8–20–20 (F)	1,324	1,112

		11,296

Oil & Gas Drilling – 0.3%
KCA Deutag Alpha Ltd.,
6.250%, 5–13–20 (F)	2,460	2,417

Oil & Gas Equipment & Services – 0.2%
Regent Purchaser Investment, Inc.,
6.000%, 7–22–21 (F)	2,066	2,042

Oil & Gas Exploration & Production – 0.1%
Sabine Oil & Gas LLC,
8.750%, 12–31–18 (F)	843	842

Oil & Gas Refining & Marketing – 1.4%
Fieldwood Energy LLC,
8.375%, 9–30–20 (F)	5,901	5,908
Samson Investment Co.,
5.000%, 9–25–18 (F)	1,116	1,074
Shelf Drilling Midco Ltd.,
10.000%, 10–8–18 (D)(F)	4,713	4,713

		11,695

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC:
6.750%, 8–12–20 (F)	1,058	1,055
11.750%, 2–16–21 (F)	1,099	1,113

		2,168

Other Diversified Financial Services – 0.4%
WP Mustang Holdings LLC:
5.500%, 5–29–21 (F)	1,709	1,700
8.500%, 5–29–22 (F)	1,713	1,694

		3,394

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
7.750%, 6–19–22 (F)	1,386	1,370

Paper Packaging – 0.4%
FPC Holdings, Inc.,
9.250%, 5–27–20 (F)	1,740	1,698
Ranpak (Rack Merger),
0.000%, 9–22–22 (F)(I)	913	909
Ranpak Corp.,
8.500%, 4–10–20 (F)	1,358	1,369

		3,976

Pharmaceuticals – 0.2%
Patheon, Inc.,
4.250%, 1–23–21 (F)	1,556	1,518

Research & Consulting Services – 0.4%
Larchmont Resources LLC,
8.250%, 8–7–19 (F)	3,178	3,217

Restaurants – 0.3%
TGI Friday’s, Inc.:
5.250%, 6–20–20 (F)	692	690
9.250%, 6–20–21 (F)	1,971	1,958

		2,648

Specialized Consumer Services – 0.2%
Wand Intermediate I L.P.:
4.750%, 9–2–21 (F)	908	904
8.250%, 9–2–22 (F)	908	906

		1,810

Specialty Chemicals – 0.2%
Chromaflo Technologies Corp.,
8.250%, 6–2–20 (F)	1,394	1,391

TOTAL LOANS – 22.7%		$191,317
(Cost: $191,438)

SHORT–TERM SECURITIES
Commercial Paper – 4.0%
Bemis Co., Inc.,
0.250%, 10–16–14 (G)	3,950	3,950
BorgWarner, Inc.,
0.260%, 10–22–14 (G)	2,000	2,000
Clorox Co. (The),
0.210%, 10–7–14 (G)	1,500	1,500
Danaher Corp.,
0.090%, 10–9–14 (G)	5,000	5,000
Enbridge, Inc.,
0.260%, 10–3–14 (G)	2,000	2,000
J.M. Smucker Co. (The),
0.260%, 10–28–14 (G)	5,000	4,999
Kroger Co. (The),
0.170%, 10–1–14 (G)	4,191	4,191
Mondelez International, Inc.:
0.230%, 10–20–14 (G)	3,000	3,000
0.200%, 10–21–14 (G)	7,000	6,998

		33,638

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (H)	178	178

TOTAL SHORT–TERM SECURITIES – 4.0%		$33,816
(Cost: $33,816)

TOTAL INVESTMENT SECURITIES – 99.0%		$834,755
(Cost: $837,471)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		8,144

NET ASSETS – 100.0%		$842,899

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the total value of these securities amounted to $406,016 or 48.2% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, EUR - Euro and GBP - British Pound).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014.

(G)	Rate shown is the yield to maturity at September 30, 2014.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

(I)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

The following forward foreign currency contracts were outstanding at September 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	2,764	10-10-14	$158	—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,928	$—	$55
Preferred Stocks	1,061	479	—
Warrants	—	126	—
Corporate Debt Securities	—	591,228	11,745
Loans	—	126,533	64,784
Short-Term Securities	—	33,816	—

Total	$5,989	$752,182	$76,584

Forward Foreign Currency Contracts	$—	$158	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 1–1–14	$49	$150	$15,286	$40,917
Net realized gain (loss)	—	—	—	70
Net unrealized appreciation (depreciation)	6	—	732	(654)
Purchases	—	—	1,989	33,504
Sales	—	—	—	(10,682)
Amortization/Accretion of premium/discount	—	—	—	37
Transfers into Level 3 during the period	—	—	3,178	16,367
Transfers out of Level 3 during the period	—	(150)	(9,440)	(14,775)

Ending Balance 9–30–14	$55	$—	$11,745	$64,784

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-14	$6	$—	$732	$(385)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended September 30, 2014, securities totaling $583 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-14	Valuation Technique(s)	Unobservable Input(s)

Assets

Common Stocks	$55	Broker	Broker quotes

Corporate Debt Securities	$11,745	Third-party valuation service	Broker quotes

Loans	$64,784	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at

September 30, 2014 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$837,471

Gross unrealized appreciation	12,292
Gross unrealized depreciation	(15,008)

Net unrealized depreciation	$(2,716)

SCHEDULE OF INVESTMENTS
International Core Equity (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.0%
Amcor Ltd.	906	$8,987
Coca-Cola Amatil Ltd.	959	7,373
Macquarie Group Ltd.	54	2,733
Stockland Corp. Ltd.	2,103	7,274

		26,367

Brazil – 2.2%
Hypermarcas S.A. (A)	1,036	7,469
TIM Participacoes S.A.	1,322	6,930
TIM Participacoes S.A. ADR	14	376

		14,775

China – 4.9%
Baidu.com, Inc. ADR (A)	34	7,483
China Construction Bank Corp.	13,800	9,668
China Unicom Ltd.	1,404	2,097
Kweichow Moutai Co. Ltd., Class A	234	6,180
Ping An Insurance (Group) Co. of China Ltd., A Shares	1,007	6,778

		32,206

Denmark – 1.1%
TDC A/S	920	6,984

France – 13.9%
Bouygues S.A.	354	11,488
Cap Gemini S.A.	113	8,105
European Aeronautic Defence and Space Co.	149	9,395
Gaz de France	430	10,796
L Air Liquide S.A.	59	7,247
Lafarge	102	7,375
Sanofi-Aventis	132	14,980
Total S.A.	244	15,859
Vinci	125	7,281

		92,526

Germany – 5.4%
Bayer AG	94	13,200
Fresenius SE & Co. KGaA	311	15,420
Siemens AG	59	7,068

		35,688

Hong Kong – 1.5%
Cheung Kong (Holdings) Ltd.	622	10,245

Israel – 2.8%
Teva Pharmaceutical Industries Ltd. ADR	349	18,739

Japan – 15.6%
Bridgestone Corp.	301	9,937
Inpex Corp.	688	9,724
Komatsu Ltd.	438	10,132
Millea Holdings, Inc.	496	15,385
Mitsubishi Corp.	487	9,967
Mitsubishi Heavy Industries Ltd.	1,637	10,532
Nissin Kogyo Co. Ltd.	397	6,528
Softbank Corp.	70	4,886
Sumitomo Mitsui Trust Holdings, Inc.	2,953	12,291
Tokyo Electron Ltd.	110	7,199
Yahoo Japan Corp.	1,841	7,000

		103,581

Luxembourg – 1.1%
Acergy S.A.	513	7,322

Mexico – 1.4%
Grupo Financiero Banorte S.A.B. de C.V.	1,477	9,456

Netherlands – 2.8%
ASML Holding N.V., Ordinary Shares	85	8,454
ING Groep N.V., Certicaaten Van Aandelen (A)	701	10,010

		18,464

South Korea – 2.0%
Hyundai Mobis	29	7,100
Samsung Electronics Co. Ltd.	6	6,474

		13,574

Spain – 3.7%
Amadeus IT Holding S.A.	205	7,681
CaixaBank S.A.	1,508	9,183
Gestevision Telecinco S.A.	618	7,697

		24,561

Sweden – 4.6%
Investor AB, B Shares	222	7,841
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	556	13,268
TeliaSonera AB	1,343	9,294

		30,403

Switzerland – 4.3%
Adecco S.A.	99	6,744
Credit Suisse Group AG, Registered Shares	289	8,020
Nestle S.A., Registered Shares	185	13,600

		28,364

United Kingdom – 19.7%
Antofagasta plc	607	7,100
BAE Systems plc	971	7,422
BP plc	1,219	8,959
British Sky Broadcasting Group plc	517	7,391
Burberry Group plc	328	8,027
Legal & General Group plc	2,882	10,695
Marks and Spencer Group plc	1,040	6,820
Petrofac Ltd.	253	4,254
Prudential plc	354	7,891
Reckitt Benckiser Group plc	96	8,367
Rolls-Royce Group plc	440	6,883
Royal Dutch Shell plc, Class A	333	12,745
SABMiller plc	186	10,355
Unilever plc	217	9,108
WPP Group plc	726	14,590

		130,607

United States – 3.5%
Cognizant Technology Solutions Corp., Class A (A)	215	9,604
Yahoo!, Inc. (A)	331	13,503

		23,107

TOTAL COMMON STOCKS – 94.5%		$626,969
(Cost: $600,714)

PREFERRED STOCKS
Germany – 2.0%
Volkswagen AG, 2.260%	64	13,366

TOTAL PREFERRED STOCKS – 2.0%		$13,366
(Cost: $15,874)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.1%
McCormick & Co., Inc., 0.110%, 10–1–14 (B)	$5,000	5,000
Mondelez International, Inc., 0.140%, 10–1–14 (B)	2,512	2,512

		7,512

Master Note – 1.1%
Toyota Motor Credit Corp., 0.102%, 10–7–14 (C)	7,196	7,196

TOTAL SHORT-TERM SECURITIES – 2.2%		$14,708
(Cost: $14,708)

TOTAL INVESTMENT SECURITIES – 98.7%		$655,043
(Cost: $631,296)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		8,339

NET ASSETS – 100.0%		$663,382

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$626,969	$—	$—
Preferred Stocks	13,366	—	—
Short-Term Securities	—	14,708	—
Total	$640,335	$14,708	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$631,296

Gross unrealized appreciation	49,527
Gross unrealized depreciation	(25,780)

Net unrealized appreciation	$23,747

SCHEDULE OF INVESTMENTS
International Growth (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 1.8%
Telstra Corp. Ltd. ADR	1,625	$7,542

Canada – 1.6%
Canadian Pacific Railway Ltd.	32	6,587

China – 5.5%
Alibaba Group Holding Ltd. ADR (A)	18	1,641
Baidu.com, Inc. ADR (A)	40	8,679
CAR, Inc. (A)(B)	2,551	3,675
Ctrip.com International Ltd. (A)	65	3,679
JD.com, Inc. ADR (A)	205	5,288

		22,962

France – 11.5%
Cap Gemini S.A.	116	8,326
Compagnie Generale des Etablissements Michelin, Class B	58	5,438
European Aeronautic Defence and Space Co.	125	7,840
L Air Liquide S.A.	34	4,103
LVMH Moet Hennessy – Louis Vuitton	31	4,968
Pinault-Printemps-Redoute S.A.	25	5,082
Safran	130	8,416
Vinci	69	3,982

		48,155

Germany – 6.7%
Bayer AG	56	7,795
Bayerische Motoren Werke AG	32	3,425
Continental AG	41	7,847
Fresenius SE & Co. KGaA	183	9,055

		28,122

Hong Kong – 1.4%
Galaxy Entertainment Group	984	5,715

India – 1.9%
ITC Ltd.	734	4,397
NMDC Ltd.	1,345	3,601

		7,998

Ireland – 1.5%
Smurfit Kappa Group plc	286	6,241

Israel – 2.6%
Teva Pharmaceutical Industries Ltd. ADR	202	10,866

Italy – 1.5%
Azimut Holding S.p.A.	252	6,381

Japan – 14.2%
Daihatsu Motor Co. Ltd.	248	3,937
Fuji Heavy Industries Ltd.	506	16,713
JGC Corp.	125	3,412
Komatsu Ltd.	306	7,086
Mitsubishi Electric Corp.	369	4,914
Nissin Kogyo Co. Ltd.	35	582
ORIX Corp.	446	6,150
Sumitomo Corp.	274	3,024
Sumitomo Mitsui Trust Holdings, Inc.	1,050	4,370
Tokyo Electron Ltd.	154	10,045

		60,233

Mexico – 1.5%
Grupo Financiero Banorte S.A.B. de C.V.	980	6,276

Netherlands – 2.6%
ASML Holding N.V., NY Registry Shares	49	4,848
Koninklijke Philips Electronics N.V., Ordinary Shares	188	5,997

		10,845

Portugal – 0.5%
Galp Energia SGPS S.A., Class B	120	1,946

South Korea – 2.0%
Hyundai Motor Co.	47	8,452

Spain – 1.9%
CaixaBank S.A.	1,284	7,821

Switzerland – 2.6%
Compagnie Financiere Richemont S.A.	44	3,611
Novartis AG, Registered Shares	77	7,267

		10,878

Taiwan – 1.5%
MediaTek, Inc.	427	6,324

United Kingdom – 11.4%
Aviva plc	593	5,035
BG Group plc	98	1,809
BP plc	7	50
Capita Group plc (The)	163	3,070
Experian plc	321	5,120
GlaxoSmithKline plc	273	6,249
Merlin Entertainments plc	638	3,630
Prudential plc	364	8,121
Royal Dutch Shell plc, Class A	172	6,593
Shire plc	99	8,585

		48,262

United States – 23.1%
Amazon.com, Inc. (A)	26	8,393
Biogen Idec, Inc. (A)	26	8,492
Cognizant Technology Solutions Corp., Class A (A)	239	10,689
Gilead Sciences, Inc. (A)	83	8,797
HCA Holdings, Inc. (A)	109	7,710
Hilton Worldwide Holdings, Inc. (A)	265	6,530
InBev N.V.	78	8,631
Limited Brands, Inc.	98	6,589
SBA Communications Corp. (A)	67	7,459
Schlumberger Ltd.	57	5,795
Twitter, Inc. (A)	115	5,920
Veeco Instruments, Inc. (A)	54	1,900
Visa, Inc., Class A	50	10,707

		97,612

TOTAL COMMON STOCKS – 97.3%		$409,218
(Cost: $366,293)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.6%
Air Products and Chemicals, Inc.,
0.100%, 10–27–14 (C)	$3,000	3,000

Mondelez International, Inc.,
0.140%, 10–1–14 (C)	1,670	1,670
Sonoco Products Co.,
0.170%, 10–1–14 (C)	2,245	2,245

		6,915

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (D)	1,976	1,976

TOTAL SHORT–TERM SECURITIES – 2.1%		$8,891
(Cost: $8,891)

TOTAL INVESTMENT SECURITIES – 99.4%		$418,109
(Cost: $375,184)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		2,401

NET ASSETS – 100.0%		$420,510

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the total value of these securities amounted to $3,675 or 0.9% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Goldman Sachs International	2,098,600	10-10-14	$1,059	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$105,876	$—	$3,675
Consumer Staples	13,028	—	—
Energy	16,194	—	—
Financials	44,154	—	—
Health Care	74,814	—	—
Industrials	53,452	—	—
Information Technology	69,079	—	—
Materials	13,945	—	—
Telecommunication Services	15,001	—	—
Total Common Stocks	$405,543	$—	$3,675
Short-Term Securities	—	8,891	—
Total	$405,543	$8,891	$3,675
Forward Foreign Currency Contracts	$—	$1,059	$—

There were no transfers between any levels during the period ended September 30, 2014.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$375,184

Gross unrealized appreciation	52,527
Gross unrealized depreciation	(9,602)

Net unrealized appreciation	$42,925

SCHEDULE OF INVESTMENTS
Limited-Term Bond (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Air Freight & Logistics – 0.6%
FedEx Corp.,
8.000%, 1–15–19	$2,252	$2,776

Airlines – 0.5%
Southwest Airlines Co.,
5.125%, 3–1–17	2,263	2,443

Apparel Retail – 0.5%
Limited Brands, Inc.,
8.500%, 6–15–19	2,000	2,360

Apparel, Accessories & Luxury Goods – 0.8%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (A)	4,000	4,018

Automobile Manufacturers – 3.7%
BorgWarner Automotive, Inc.,
8.000%, 10–1–19	2,000	2,438
General Motors Co.,
3.500%, 10–2–18	4,864	4,942
Toyota Motor Credit Corp.:
2.000%, 9–15–16	1,750	1,787
2.000%, 10–24–18	4,000	4,006
Volkswagen Group of America, Inc.,
2.125%, 5–23–19 (A)	4,000	3,968

		17,141

Automotive Retail – 0.7%
AutoZone, Inc.,
1.300%, 1–13–17	3,500	3,499

Biotechnology – 0.6%
Amgen, Inc.:
6.150%, 6–1–18	102	116
2.200%, 5–22–19	3,000	2,969

		3,085

Brewers – 1.9%
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
7.750%, 1–15–19	1,176	1,420
Heineken N.V.,
1.400%, 10–1–17 (A)	2,000	1,987
International CCE, Inc.,
2.125%, 9–15–15	1,075	1,091
SABMiller Holdings, Inc.,
1.850%, 1–15–15 (A)	500	502
SABMiller plc,
6.500%, 7–15–18 (A)	3,500	4,040

		9,040

Broadcasting – 1.0%
CBS Corp.,
7.625%, 1–15–16	1,000	1,084
CBS Corp. (GTD by CBS Operations, Inc.),
2.300%, 8–15–19	3,900	3,848

		4,932

Cable & Satellite – 2.1%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 10–1–19	3,984	4,566
TCI Communications, Inc.,
8.750%, 8–1–15	1,415	1,511
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10–15–17	3,337	3,879

		9,956

Construction Machinery & Heavy Trucks – 1.0%
Joy Global, Inc.,
6.000%, 11–15–16	4,500	4,915

Consumer Finance – 5.6%
American Express Co.,
7.000%, 3–19–18	3,000	3,493
American Express Credit Corp.,
1.300%, 7–29–16	1,500	1,508
American Honda Finance Corp.:
7.625%, 10–1–18 (A)	1,000	1,207
2.125%, 10–10–18	3,000	3,015
Capital One Bank USA N.A.,
2.150%, 11–21–18	2,000	1,993
Capital One Financial Corp.,
6.750%, 9–15–17	1,000	1,142
Capital One N.A.,
2.400%, 9–5–19	1,000	990
Caterpillar Financial Services Corp.,
1.000%, 11–25–16	3,000	3,005
Ford Motor Credit Co. LLC:
1.500%, 1–17–17	1,000	998
5.000%, 5–15–18	3,626	3,961
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	1,300	1,310
Hyundai Capital America:
1.875%, 8–9–16 (A)	1,000	1,012
2.875%, 8–9–18 (A)	1,000	1,025
Western Union Co. (The),
5.930%, 10–1–16	2,000	2,181

		26,840

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	3,000	3,038
6.375%, 4–1–20 (A)	1,000	1,030
5.375%, 8–1–22 (A)	1,924	1,866
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,000	1,112

		7,046

Department Stores – 0.2%
Macy’s Retail Holdings, Inc.,
7.450%, 7–15–17	1,000	1,151

Distillers & Vintners – 1.5%
Beam, Inc.,
1.875%, 5–15–17	3,672	3,692
Diageo Capital plc,
5.750%, 10–23–17	3,000	3,371

		7,063

Diversified Banks – 5.0%
Bank of America Corp.:
5.650%, 5–1–18	1,000	1,112
2.600%, 1–15–19	2,000	1,997
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	3,550	3,522
Bank of Nova Scotia (The):
2.050%, 10–30–18	2,500	2,493
2.050%, 6–5–19	2,500	2,472
Bear Stearns Co., Inc. (The),
6.400%, 10–2–17	2,000	2,263
Commonwealth Bank of Australia:
1.950%, 3–16–15	1,000	1,007
2.250%, 3–13–19	2,500	2,499
HSBC Bank plc,
3.100%, 5–24–16 (A)	1,000	1,038
U.S. Bancorp,
2.200%, 11–15–16	1,000	1,029
Wachovia Corp.,
5.750%, 2–1–18	1,500	1,691
Wells Fargo & Co.,
2.150%, 1–15–19	2,000	1,993
Wells Fargo & Co.,
2.125%, 4–22–19	1,000	988

		24,104

Diversified Chemicals – 1.6%
Dow Chemical Co. (The):
8.550%, 5-15–19	3,160	3,973
4.250%, 11–15–20	1,168	1,250
E.I. du Pont de Nemours and Co.,
6.000%, 7–15–18	1,845	2,118

		7,341

Diversified Metals & Mining – 0.3%
Rio Tinto Finance (USA) Ltd.,
2.250%, 9–20–16	1,500	1,535

Education Services – 0.6%
Cornell University,
5.450%, 2–1–19	2,500	2,848

Electric Utilities – 2.1%
Kansas City Power & Light Co.,
7.150%, 4–1–19	3,590	4,321
PacifiCorp,
5.500%, 1–15–19	2,100	2,381
Southern Co. (The),
2.150%, 9–1–19	3,175	3,141

		9,843

Electronic Equipment & Instruments – 0.6%
Xerox Corp.,
6.350%, 5–15–18	2,328	2,660

Electronic Manufacturing Services – 0.2%
Jabil Circuit, Inc.,
7.750%, 7–15–16	1,000	1,100

Environmental & Facilities Services – 1.8%
Republic Services, Inc.,
3.800%, 5–15–18	4,000	4,250
Waste Management, Inc.,
6.100%, 3–15–18	1,000	1,139
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
7.375%, 3–11–19	3,128	3,776

		9,165

Fertilizers & Agricultural Chemicals – 0.9%
Potash Corp. of Saskatchewan, Inc.,
6.500%, 5–15–19	3,570	4,238

Food Distributors – 1.9%
Bestfoods,
7.000%, 10–15–17	2,500	2,889
ConAgra Foods, Inc.:
1.300%, 1–25–16	1,000	1,004
5.819%, 6–15–17	1,000	1,104
7.000%, 4–15–19	1,000	1,187
Wm. Wrigley Jr. Co.:
2.000%, 10–20–17 (A)	1,000	1,009
2.400%, 10–21–18 (A)	2,000	2,015

		9,208

Food Retail – 0.6%
Kroger Co. (The),
6.800%, 12–15–18	2,245	2,645

Forest Products – 0.2%
Georgia-Pacific LLC,
5.400%, 11–1–20 (A)	1,000	1,130

General Merchandise Stores – 0.9%
Dollar General Corp.,
4.125%, 7–15–17	4,000	4,178

Health Care Equipment – 0.3%
Stryker Corp.,
4.375%, 1–15–20	1,400	1,528

Health Care Services – 1.7%
Medco Health Solutions, Inc.,
7.125%, 3–15–18	3,100	3,610
Quest Diagnostics, Inc.:
3.200%, 4–1–16	1,000	1,032
6.400%, 7–1–17	3,000	3,388

		8,030

Health Care Supplies – 2.0%
Abbott Laboratories,
4.125%, 5–27–20	1,000	1,086
Catholic Health Initiatives,
2.600%, 8–1–18	3,000	3,042
DENTSPLY International, Inc.,
2.750%, 8–15–16	1,000	1,028
Express Scripts, Inc.,
7.250%, 6–15–19	1,000	1,208
Laboratory Corp. of America Holdings,
2.500%, 11–1–18	3,000	3,015

		9,379

Home Improvement Retail – 0.4%
Lowe’s Co., Inc.,
2.125%, 4–15–16	2,000	2,036

Industrial Conglomerates – 1.7%
Danaher Corp.,
5.400%, 3–1–19	3,750	4,266
General Electric Capital Corp.,
5.625%, 5–1–18	3,500	3,958

		8,224

Industrial Machinery – 0.9%
Ingersoll-Rand Global Holding Co. Ltd.,
2.875%, 1–15–19	4,028	4,115

Integrated Oil & Gas – 2.9%
Petro–Canada,
6.050%, 5–15–18	1,130	1,289
Phillips Petroleum Co.,
6.650%, 7–15–18	3,000	3,507
Shell International Finance B.V.,
4.300%, 9–22–19	2,625	2,883
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11–8–18	1,500	1,506
StatoilHydro ASA (GTD by StatoilHydro Petroleum AS),
5.250%, 4–15–19	2,000	2,253
Suncor Energy, Inc.,
6.100%, 6–1–18	2,000	2,286

		13,724

Integrated Telecommunication Services – 1.3%
AT&T, Inc.,
5.800%, 2–15–19	1,000	1,146
CC Holdings GS V LLC,
2.381%, 12–15–17	1,000	1,012
Verizon Communications, Inc.:
6.350%, 4–1–19	2,455	2,855
2.550%, 6–17–19	1,000	1,006

		6,019

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The):
3.700%, 8–1–15	1,000	1,025
7.500%, 2–15–19	3,250	3,876
Morgan Stanley:
6.000%, 4–28–15	2,000	2,062
5.625%, 9–23–19	3,000	3,377

		10,340

Leisure Products – 0.7%
Hasbro, Inc.,
3.150%, 5–15–21	2,500	2,501
Mattel, Inc.,
2.500%, 11–1–16	1,000	1,026

		3,527

Life & Health Insurance – 2.1%
Aflac, Inc.,
8.500%, 5–15–19	2,917	3,693
MetLife, Inc.:
5.000%, 6–15–15	1,553	1,601
6.817%, 8–15–18	3,058	3,587
Prudential Financial, Inc.,
4.750%, 9–17–15	1,000	1,039

		9,920

Metal & Glass Containers – 0.2%
FBG Finance Ltd.,
7.875%, 6–1–16 (A)	1,000	1,110

Multi–Utilities – 0.7%
Dominion Resources, Inc.,
6.400%, 6–15–18	3,000	3,452

Oil & Gas Equipment & Services – 0.9%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	3,000	3,515
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.950%, 9–14–16 (A)	1,000	1,020

		4,535

Oil & Gas Exploration & Production – 3.7%
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	3,000	3,010
EOG Resources, Inc.,
4.100%, 2–1–21	1,000	1,080
EQT Corp.,
8.125%, 6–1–19	3,900	4,778
Marathon Oil Corp.,
0.900%, 11–1–15	2,000	2,001
Plains Exploration & Production Co.:
6.125%, 6–15–19	1,240	1,358
8.625%, 10–15–19	1,500	1,573
6.875%, 2–15–23	3,427	3,890

		17,690

Oil & Gas Storage & Transportation – 2.5%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	995	1,107
DCP Midstream Operating L.P. (GTD by DCP Midstream Partners L.P.):
3.250%, 10–1–15	1,500	1,538
2.700%, 4–1–19	1,000	1,003
El Paso Corp.,
7.000%, 6–15–17	4,700	5,181
Kinder Morgan Energy Partners L.P.,
5.950%, 2–15–18	3,000	3,356

		12,185

Other Diversified Financial Services – 2.5%
Citigroup, Inc.,
2.550%, 4–8–19	4,500	4,497
Daimler Finance North America LLC,
1.300%, 7–31–15 (A)	1,760	1,771
John Deere Capital Corp.,
1.200%, 10–10–17	1,000	996
JPMorgan Chase & Co.,
6.000%, 1–15–18	3,316	3,733
Moody’s Corp.,
2.750%, 7–15–19	1,050	1,056

		12,053

Packaged Foods & Meats – 0.4%
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	2,000	2,002

Pharmaceuticals – 2.6%
AbbVie, Inc.,
1.200%, 11–6–15	1,500	1,506
Merck Sharp & Dohme Corp.,
5.000%, 6–30–19	3,000	3,380
Mylan, Inc.,
7.875%, 7–15–20 (A)	4,500	4,881
Roche Holdings, Inc.,
6.000%, 3–1–19 (A)	2,612	3,028

		12,795

Property & Casualty Insurance – 0.8%
Berkshire Hathaway, Inc.,
2.100%, 8–14–19	4,000	3,979

Railroads – 1.7%
Burlington Northern Santa Fe Corp.,
5.750%, 3–15–18	4,500	5,088
Union Pacific Corp.,
2.250%, 2–15–19	3,000	3,034

		8,122

Regional Banks – 0.8%
PNC Bank N.A.,
1.300%, 10–3–16	2,000	2,012
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	1,447	1,722

		3,734

Semiconductors – 0.2%
Broadcom Corp.,
2.700%, 11–1–18	1,000	1,024

Soft Drinks – 0.9%
Bottling Group LLC,
5.125%, 1–15–19	3,995	4,471

Specialty Chemicals – 1.2%
Methanex Corp.,
3.250%, 12–15–19	5,500	5,585

Systems Software – 2.0%
CA, Inc.,
5.375%, 12–1–19	4,250	4,720
Oracle Corp.,
5.000%, 7–8–19	4,350	4,883

		9,603

Technology Hardware, Storage & Peripherals – 0.6%
Apple, Inc.,
2.100%, 5–6–19	3,000	3,002

Trucking – 1.3%
Penske Truck Leasing Co. L.P. and PTL Finance Corp.,
3.125%, 5–11–15 (A)	4,000	4,056
Ryder System, Inc.,
2.450%, 11–15–18	2,000	2,020

		6,076

Wireless Telecommunication Service – 1.7%
America Movil S.A.B. de C.V.,
5.000%, 3–30–20	4,500	4,925
American Tower Corp.:
7.000%, 10–15–17	2,000	2,277
5.900%, 11–1–21	1,000	1,119
Crown Castle International Corp.,
5.250%, 1–15–23	200	198

		8,519

TOTAL CORPORATE DEBT SECURITIES – 79.8%		$383,039
(Cost: $381,753)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.2%
Federal National Mortgage Association:
2.000%, 12–30–15	1,000	1,021
5.450%, 10–18–21	4,640	5,041
Ukraine Government AID Bond,
1.844%, 5–16–19	4,500	4,484

		10,546

Mortgage–Backed Obligations – 12.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6–15–26	4,645	4,986
2.500%, 12–15–41	2,164	2,136
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates,
4.000%, 1–1–27	4,474	4,736

Federal Home Loan Mortgage Corp. Fixed Rate Pass–Through Certificates:
3.000%, 8–1–28	4,662	4,793
3.000%, 9–1–28	4,565	4,685
3.500%, 10–1–28	5,071	5,330
Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 2–25–25	2,773	2,853
2.000%, 4–25–39	1,684	1,626
4.000%, 5–25–39	1,611	1,673
3.000%, 11–25–39	388	396
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
4.580%, 6–1–19	3,691	4,058
3.680%, 2–1–21	1,686	1,755
4.375%, 6–1–21	1,952	2,154
5.500%, 10–1–21	1,186	1,291
5.500%, 11–1–22	436	474
5.000%, 4–1–24	354	391
3.000%, 7–1–28	4,553	4,680
3.000%, 9–1–28	2,438	2,501
4.000%, 12–1–31	3,911	4,182
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 9–20–40	2,027	2,036
2.000%, 3–16–42	2,107	2,053

		58,789

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 14.4%		$69,335
(Cost: $69,399)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.0%
U.S. Treasury Notes,
0.750%, 10–31–17 (B)	5,000	4,938

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.0%		$4,938
(Cost: $5,006)

SHORT-TERM SECURITIES
Commercial Paper – 2.6%
Army & Air Force Exchange Service,
0.080%, 10–27–14 (C)	1,500	1,500
BMW U.S. Capital LLC (GTD by BMW AG),
0.090%, 10–9–14 (C)	4,000	4,000
CVS Caremark Corp.,
0.200%, 10–1–14 (C)	2,000	2,000
DTE Electric Co.,
0.190%, 10–6–14 (C)	5,000	5,000

		12,500

Master Note – 1.2%
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (D)	5,768	5,768

TOTAL SHORT–TERM SECURITIES – 3.8%		$18,268
(Cost: $18,268)

TOTAL INVESTMENT SECURITIES – 99.0%		$475,580
(Cost: $474,426)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		4,836

NET ASSETS – 100.0%		$480,416

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the total value of these securities amounted to $44,751 or 9.3% of net assets.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	Rate shown is the yield to maturity at September 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at September 30, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
U.S. 10–Year Treasury Note	Short	12–31–14	133	$(16,577)	$107
U.S. 2–Year Treasury Note	Short	1–6–15	187	(40,924)	4
U.S. 5–Year Treasury Note	Short	1–6–15	939	(111,044)	305
				$(168,545)	$416

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$383,039	$—
United States Government Agency Obligations	—	69,335	—
United States Government Obligations	—	4,938	—
Short-Term Securities	—	18,268	—
Total	$—	$475,580	$—
Futures Contracts	$416	$—	$—

As of September 30, 2014, there were no transfers between Levels 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

AID = Agency International Development

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$474,426

Gross unrealized appreciation	2,551
Gross unrealized depreciation	(1,397)

Net unrealized appreciation	$1,154

SCHEDULE OF INVESTMENTS
Micro Cap Growth (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Alternative Carriers – 0.9%
inContact, Inc. (A)	69	$600

Apparel Retail – 0.9%
Christopher & Banks Corp. (A)	64	636

Apparel, Accessories & Luxury Goods – 1.3%
Movado Group, Inc.	27	883

Application Software – 3.2%
Callidus Software, Inc. (A)	106	1,276
Datawatch Corp. (A)	32	330
Materialise N.V. ADR (A)	33	371
Sapiens International Corp. N.V. (A)	26	189

		2,166

Asset Management & Custody Banks – 1.8%
Actua Corp. (A)	37	593
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	42	578

		1,171

Biotechnology – 10.9%
Acceleron Pharma, Inc. (A)	15	451
Ardelyx, Inc. (A)	34	479
Argos Therapeutics, Inc. (A)	42	423
Auspex Pharmaceuticals, Inc. (A)	38	968
Cara Therapeutics, Inc. (A)	51	427
Concert Pharmaceuticals, Inc. (A)	51	641
Enanta Pharmaceuticals, Inc. (A)	29	1,127
NewLink Genetics Corp. (A)	23	486
Repligen Corp. (A)	59	1,176
Synergy Pharmaceuticals, Inc. (A)	77	214
Vanda Pharmaceuticals, Inc. (A)	56	585
Verastem, Inc. (A)	53	455

		7,432

Broadcasting – 0.5%
Entravision Communications Corp.	77	306

Building Products – 2.5%
Builders FirstSource, Inc. (A)	120	655
NCI Building Systems, Inc. (A)	53	1,036

		1,691

Communications Equipment – 2.0%
Applied Optoelectronics, Inc. (A)	11	175
Ruckus Wireless, Inc. (A)	53	706
ShoreTel, Inc. (A)	75	500

		1,381

Construction & Engineering – 0.9%
Orion Marine Group, Inc. (A)	59	584

Construction Machinery & Heavy Trucks – 1.5%
Commercial Vehicle Group, Inc. (A)	31	190
Wabash National Corp. (A)	62	823

		1,013

Diversified Banks – 1.0%
Square 1 Financial, Inc., Class A (A)	37	708

Education Services – 1.0%
2U, Inc. (A)	44	689

Electrical Components & Equipment – 2.7%
Enphase Energy, Inc. (A)	46	691
LSI Industries, Inc.	40	243
Orion Energy Systems, Inc. (A)	85	453
TCP International Holdings Ltd. (A)	55	417

		1,804

Electronic Equipment & Instruments – 0.8%
CUI Global, Inc. (A)	73	526

Food Distributors – 0.5%
Chefs’ Warehouse Holdings LLC (The) (A)	23	371

Food Retail – 0.8%
Natural Grocers by Vitamin Cottage, Inc. (A)	34	552

Health Care Equipment – 4.4%
Cardiovascular Systems, Inc. (A)	29	694
K2M Group Holdings, Inc. (A)	35	501
Oxford Immunotec Global plc (A)	41	621
Rockwell Medical, Inc. (A)	55	504
Sunshine Heart, Inc. (A)	59	335
Veracyte, Inc. (A)	32	311

		2,966

Health Care Facilities – 1.0%
Surgical Care Affiliates, Inc. (A)	25	674

Health Care Supplies – 4.0%
Quidel Corp. (A)	52	1,387
Spectranetics Corp. (The) (A)	40	1,060
TearLab Corp. (A)	76	257

		2,704

Health Care Technology – 2.1%
HealthStream, Inc. (A)	23	547
Imprivata, Inc. (A)	56	876

		1,423

Home Entertainment Software – 0.7%
Glu Mobile, Inc. (A)	89	460

Homebuilding – 0.7%
M/I Homes, Inc. (A)	24	478

Homefurnishing Retail – 0.7%
Kirkland’s, Inc. (A)	30	487

Hotels, Resorts & Cruise Lines – 0.5%
Morgans Hotel Group Co. (A)	43	346

Integrated Telecommunication Services – 1.0%
Global Telecom & Technology, Inc. (A)	57	679

Internet Software & Services – 7.2%
Amber Road, Inc. (A)	54	938
Boingo Wireless, Inc. (A)	40	288
Borderfree, Inc. (A)	49	627
ChannelAdvisor Corp. (A)	19	303
Move, Inc. (A)	73	1,529
Q2 Holdings, Inc. (A)	26	365
SPS Commerce, Inc. (A)	16	850

		4,900

Investment Banking & Brokerage – 1.2%
Marcus & Millichap, Inc. (A)	27	811

IT Consulting & Other Services – 1.0%
Virtusa Corp. (A)	20	704

Leisure Products – 3.2%
Arctic Cat, Inc.	20	700
Malibu Boats, Inc., Class A (A)	36	659
Nautilus Group, Inc. (The) (A)	69	828

		2,187

Marine – 0.7%
Baltic Trading Ltd.	117	486

Movies & Entertainment – 2.0%
Rentrak Corp. (A)	22	1,335

Office REITs – 0.7%
City Office REIT, Inc.	35	481

Office Services & Supplies – 2.4%
ARC Document Solutions, Inc. (A)	116	940
CyrusOne, Inc.	30	714

		1,654

Oil & Gas Drilling – 1.1%
Pioneer Drilling Co. (A)	55	770

Oil & Gas Equipment & Services – 3.5%
Basic Energy Services, Inc. (A)	31	677
RigNet, Inc. (A)	27	1,071
Willbros Group, Inc. (A)	76	635

		2,383

Oil & Gas Exploration & Production – 1.6%
Emerald Oil, Inc. (A)	96	588
Triangle Petroleum Corp. (A)	43	476

		1,064

Packaged Foods & Meats – 0.9%
Inventure Foods, Inc. (A)	47	614

Personal Products – 1.3%
Inter Parfums, Inc.	30	828

Pharmaceuticals – 5.6%
Aerie Pharmaceuticals, Inc. (A)	48	997
Intersect ENT, Inc. (A)	35	539
Intra-Cellular Therapies, Inc. (A)	32	444
Pernix Therapeutics Holdings, Inc. (A)	101	777
ZS Pharma, Inc. (A)	26	1,012

		3,769

Restaurants – 4.2%
Chuy’s Holdings, Inc. (A)	28	888
Del Frisco’s Restaurant Group, Inc. (A)	39	746
Red Robin Gourmet Burgers, Inc. (A)	10	563
Zoe’s Kitchen, Inc. (A)	21	652

		2,849

Semiconductor Equipment – 1.1%
Nanometrics, Inc. (A)	27	406
Ultra Clean Holdings, Inc. (A)	38	343

		749

Semiconductors – 0.5%
Exar Corp. (A)	37	328

Specialized REITs – 1.0%
Ashford Hospitality Prime, Inc.	44	675

Specialty Stores – 1.0%
Build-A-Bear Workshop, Inc. (A)	53	688

Systems Software – 2.5%
A10 Networks, Inc. (A)	43	391
CyberArk Software Ltd. (A)	4	112
Mavenir Systems, Inc. (A)	43	538
TubeMogul, Inc. (A)	56	647

		1,688

Technology Hardware, Storage & Peripherals – 0.6%
Datalink Corp. (A)	40	423

Thrifts & Mortgage Finance – 0.4%
PennyMac Financial Services, Inc., Class A (A)	20	296

Trading Companies & Distributors – 1.0%
Stock Building Supply Holdings, Inc. (A)	42	655

Trucking – 1.8%
Celadon Group, Inc.	13	251
Marten Transport Ltd.	28	505
Roadrunner Transportation Systems, Inc. (A)	22	492

		1,248

Wireless Telecommunication Service – 0.7%
RingCentral, Inc., Class A (A)	37	474

TOTAL COMMON STOCKS – 95.5%		$64,789
(Cost: $56,340)

SHORT-TERM SECURITIES	Principal
Master Note – 4.5%
Toyota Motor Credit Corp., 0.102%, 10–7–14 (B)	$3,065	3,065

TOTAL SHORT-TERM SECURITIES – 4.5%		$3,065
(Cost: $3,065)

TOTAL INVESTMENT SECURITIES – 100.0%		$67,854
(Cost: $59,405)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		11

NET ASSETS – 100.0%		$67,865

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$64,789	$—	$—
Short-Term Securities	—	3,065	—
Total	$64,789	$3,065	$—

There were no transfers between any levels during the period ended September 30, 2014.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$59,405
Gross unrealized appreciation	13,728
Gross unrealized depreciation	(5,279)
Net unrealized appreciation	$8,449

SCHEDULE OF INVESTMENTS
Mid Cap Growth (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	240	$9,730

Apparel Retail – 6.1%
DSW, Inc., Class A	150	4,504
Limited Brands, Inc.	104	6,955
Ross Stores, Inc.	127	9,589
Urban Outfitters, Inc. (A)	223	8,179

		29,227

Apparel, Accessories & Luxury Goods – 2.6%
Burberry Group plc (B)	224	5,475
Carter’s, Inc.	90	6,999

		12,474

Application Software – 2.0%
ANSYS, Inc. (A)	71	5,384
Solera Holdings, Inc.	79	4,480

		9,864

Asset Management & Custody Banks – 3.2%
Northern Trust Corp.	183	12,433
Oaktree Capital Group LLC	63	3,235

		15,668

Auto Parts & Equipment – 1.2%
Gentex Corp.	216	5,769

Biotechnology – 4.9%
ACADIA Pharmaceuticals, Inc. (A)	102	2,526
Alkermes plc (A)	110	4,700
BioMarin Pharmaceutical, Inc. (A)	90	6,497
Incyte Corp. (A)	52	2,547
Medivation, Inc. (A)	69	6,821

		23,091

Building Products – 1.9%
Fortune Brands Home & Security, Inc.	220	9,053

Communications Equipment – 1.9%
F5 Networks, Inc. (A)	78	9,261

Construction & Engineering – 1.0%
Jacobs Engineering Group, Inc. (A)	100	4,883

Construction Machinery & Heavy Trucks – 2.0%
Allison Transmission Holdings, Inc.	101	2,866
Joy Global, Inc.	124	6,742

		9,608

Data Processing & Outsourced Services – 3.1%
Alliance Data Systems Corp. (A)	25	6,152
Vantiv, Inc., Class A (A)	267	8,244

		14,396

Department Stores – 1.5%
Nordstrom, Inc.	108	7,355

Distillers & Vintners – 0.9%
Brown-Forman Corp., Class B	50	4,517

Distributors – 2.0%
LKQ Corp. (A)	359	9,546

Electrical Components & Equipment – 1.4%
Polypore International, Inc. (A)	168	6,537

Electronic Equipment & Instruments – 1.2%
FLIR Systems, Inc.	185	5,802

Environmental & Facilities Services – 1.5%
Stericycle, Inc. (A)	63	7,299

Fertilizers & Agricultural Chemicals – 0.9%
Scotts Miracle-Gro Co. (The)	79	4,361

Health Care Distributors – 1.5%
Henry Schein, Inc. (A)	62	7,256

Health Care Equipment – 4.3%
Intuitive Surgical, Inc. (A)	26	12,091
Varian Medical Systems, Inc. (A)	105	8,388

		20,479

Health Care Facilities – 0.9%
Acadia Healthcare Co., Inc. (A)	90	4,379

Health Care Supplies – 2.8%
Align Technology, Inc. (A)	122	6,304
DENTSPLY International, Inc.	159	7,263

		13,567

Health Care Technology – 0.8%
Cerner Corp. (A)	65	3,867

Home Entertainment Software – 2.8%
Electronic Arts, Inc. (A)	376	13,396

Hotels, Resorts & Cruise Lines – 1.2%
Norwegian Cruise Line Holdings Ltd. (A)	159	5,719

Industrial Machinery – 1.8%
Flowserve Corp.	122	8,579

Internet Software & Services – 2.8%
Pandora Media, Inc. (A)	379	9,154
WebMD Health Corp., Class A (A)	109	4,574

		13,728

IT Consulting & Other Services – 1.5%
Teradata Corp. (A)	171	7,154

Leisure Products – 1.6%
Mattel, Inc.	251	7,701

Managed Health Care – 1.2%
Humana, Inc.	46	5,998

Oil & Gas Equipment & Services – 0.9%
Dril-Quip, Inc. (A)	50	4,430

Oil & Gas Exploration & Production – 5.1%
Cabot Oil & Gas Corp.	200	6,539
Continental Resources, Inc. (A)	121	8,017
Oasis Petroleum LLC (A)	92	3,829
Southwestern Energy Co. (A)	173	6,031

		24,416

Packaged Foods & Meats – 4.2%
Hain Celestial Group, Inc. (The) (A)	91	9,267
Mead Johnson Nutrition Co.	109	10,516

		19,783

Personal Products – 0.9%
Coty, Inc., Class A	268	4,438

Pharmaceuticals – 1.6%
Zoetis, Inc.	215	7,950

Regional Banks – 4.6%
First Republic Bank	185	9,128
Signature Bank (A)	84	9,408
UMB Financial Corp.	58	3,182

		21,718

Research & Consulting Services – 2.5%
CoStar Group, Inc. (A)	33	5,089
Verisk Analytics, Inc., Class A (A)	118	7,163

		12,252

Restaurants – 2.9%
Dunkin’ Brands Group, Inc.	183	8,191
Panera Bread Co., Class A (A)	36	5,826

		14,017

Semiconductors – 2.3%
Microchip Technology, Inc.	239	11,277

Specialized Finance – 0.3%
CME Group, Inc.	21	1,659

Specialty Chemicals – 0.7%
Valspar Corp. (The)	44	3,507

Specialty Stores – 3.1%
Tiffany & Co.	50	4,840
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	87	10,334

		15,174

Systems Software – 1.0%
ServiceNow, Inc. (A)	83	4,879

Trading Companies & Distributors – 2.1%
Fastenal Co.	231	10,359

TOTAL COMMON STOCKS – 96.7%		$466,123
(Cost: $408,153)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.5%
Corporacion Andina de Fomento, 0.150%, 10–9–14 (C)	$2,000	2,000
Danaher Corp., 0.090%, 10–9–14 (C)	2,000	2,000
USAA Capital Corp., 0.060%, 10–1–14 (C)	5,000	5,000
Virginia Electric and Power Co., 0.230%, 10–16–14 (C)	8,000	7,999

		16,999

Master Note – 0.6%
Toyota Motor Credit Corp., 0.102%, 10-7-14 (D)	2,743	2,743

TOTAL SHORT-TERM SECURITIES – 4.1%		$19,742
(Cost: $19,742)

TOTAL INVESTMENT SECURITIES – 100.8%		$485,865
(Cost: $427,895)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)	(3,657)

NET ASSETS – 100.0%	$482,208

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at September 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Pandora Media, Inc.	Citibank N.A.	Put	416	October 2014	$23.00	$31	$(24)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$466,123	$—	$—
Short-Term Securities	—	19,742	—
Total	$466,123	$19,742	$—
Liabilities
Written Options	$—	$24	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$427,895
Gross unrealized appreciation	69,564
Gross unrealized depreciation	(11,594)
Net unrealized appreciation	$57,970

SCHEDULE OF INVESTMENTS
Money Market (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.200%, 11–14–14	$7,700	$7,700
0.200%, 1–6–15	3,200	3,200
0.200%, 1–28–15	2,750	2,750
Bank of America N.A.:
0.200%, 11–12–14	18,700	18,700
0.200%, 12–16–14	12,500	12,500
0.200%, 1–22–15	1,300	1,300
Citibank N.A.:
0.170%, 10–1–14	5,000	5,000
0.180%, 11–14–14	12,700	12,700
0.190%, 11–24–14	2,000	2,000
0.180%, 12–8–14	9,000	9,000
JPMorgan Chase Bank N.A.,
0.350%, 2–3–15	4,000	4,000
Toyota Motor Credit Corp.,
0.200%, 10–25–14 (A)	8,000	8,000

Total Certificate Of Deposit – 13.3%		86,850

Commercial Paper
Air Products and Chemicals, Inc.,
0.100%, 10–27–14 (B)	1,500	1,500
Army & Air Force Exchange Service,
0.140%, 11–17–14 (B)	10,000	9,998
Corporacion Andina de Fomento,
0.140%, 11–17–14 (B)	1,900	1,900
Essilor International S.A.,
0.130%, 12–10–14 (B)	11,800	11,797
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.140%, 10–2–14 (B)	3,500	3,500
ICICI Bank Ltd. (GTD by Wells Fargo Bank N.A.):
0.190%, 10–7–14 (B)	6,250	6,250
0.180%, 10–27–14 (B)	13,500	13,498
0.190%, 11–3–14 (B)	2,800	2,800
0.190%, 11–4–14 (B)	3,650	3,649
0.430%, 12–16–14 (B)	6,000	5,997
J.M. Smucker Co. (The),
0.210%, 10–1–14 (B)	3,230	3,230
Kroger Co. (The),
0.170%, 10–1–14 (B)	3,230	3,230
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.190%, 10–31–14 (B)	8,080	8,079
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia):
0.160%, 10–15–14 (B)	9,000	9,000
0.190%, 10–31–14 (B)	9,854	9,852
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.180%, 10–31–14 (B)	5,300	5,299
Sonoco Products Co.,
0.170%, 10–1–14 (B)	3,230	3,230
St. Jude Medical, Inc.:
0.160%, 10–2–14 (B)	2,000	2,000
0.170%, 10–6–14 (B)	1,200	1,200
0.210%, 10–24–14 (B)	7,250	7,249
0.210%, 11–18–14 (B)	1,500	1,500
0.210%, 11–20–14 (B)	12,500	12,496
0.240%, 11–21–14 (B)	3,100	3,099
0.250%, 12–17–14 (B)	4,600	4,597
Sysco Corp.,
0.060%, 10–1–14 (B)	2,980	2,980
Toronto–Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank),

0.130%, 11–24–14 (B)	6,000	5,999
USAA Capital Corp.,
0.060%, 10–1–14 (B)	1,683	1,683
Wisconsin Electric Power Co.:
0.160%, 10–1–14 (B)	5,100	5,100
0.170%, 10–6–14 (B)	6,500	6,500
Wisconsin Gas LLC:
0.110%, 10–2–14 (B)	17,250	17,250
0.110%, 10–3–14 (B)	3,500	3,500

Total Commercial Paper – 27.3%		177,962

Master Note
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (A)	21,108	21,108

Total Master Note – 3.2%		21,108

Notes
American Honda Finance Corp.:
0.230%, 12–5–14 (A)	18,100	18,100
0.230%, 12–10–14 (A)	1,300	1,300
1.450%, 2–27–15	640	643
3.500%, 3–16–15	1,738	1,764
Banco del Estado de Chile:
0.320%, 10–1–14 (A)	4,500	4,500
0.350%, 10–22–14 (A)	10,200	10,200
0.380%, 12–21–14 (A)	4,000	4,000
Bank of Nova Scotia (The):
0.230%, 10–1–14 (A)	5,550	5,550
0.240%, 10–5–14 (A)	8,000	8,000
0.220%, 10–23–14 (A)	10,000	10,000
0.220%, 10–23–14 (A)	4,400	4,400
3.400%, 1–22–15	5,000	5,048
Baxter International, Inc.,
0.400%, 12–11–14 (A)	6,400	6,402
BHP Billiton Finance (USA) Ltd.,
1.000%, 2–24–15	6,600	6,619
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton Ltd.),
1.125%, 11–21–14	9,110	9,121
Caterpillar Financial Services Corp.:
1.125%, 12–15–14	3,420	3,426
1.050%, 3–26–15	250	251
Caterpillar, Inc.,
0.950%, 6–26–15	2,400	2,411
Colgate-Palmolive Co.,
0.600%, 11–15–14	1,950	1,951
General Electric Capital Corp.:
0.600%, 10–1–14 (A)	1,400	1,403
1.000%, 10–30–14 (A)	3,050	3,057
1.000%, 12–23–14 (A)	6,000	6,043
2.150%, 1–9–15	500	502
John Deere Capital Corp.,
0.330%, 10–8–14 (A)	900	900
JPMorgan Chase & Co.:
0.350%, 10–22–14 (A)	1,650	1,650
0.350%, 12–8–14 (A)	4,750	4,750
Rabobank Nederland:
0.250%, 10–13–14 (A)	7,300	7,300
0.280%, 11–12–14 (A)	5,000	5,000
Toyota Motor Credit Corp.:
0.400%, 10–23–14 (A)	2,500	2,502
0.400%, 12–5–14 (A)	500	500
U.S. Bank National Association,
0.290%, 11–28–14 (A)	7,700	7,704
Wells Fargo & Co.,

1.250%, 2–13–15	4,000	4,013
Wells Fargo Bank N.A.:
0.220%, 10–20–14 (A)	581	581
0.280%, 10–20–14 (A)	7,500	7,500
0.320%, 10–20–14 (A)	3,000	3,000
0.320%, 12–10–14 (A)	3,500	3,500
0.320%, 12–15–14 (A)	4,500	4,500

Total Notes – 25.8%		168,091

TOTAL CORPORATE OBLIGATIONS – 69.6%		$454,011
(Cost: $454,011)

MUNICIPAL OBLIGATIONS
California – 4.0%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.),
0.030%, 10–1–14 (A)	800	800
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.),
0.020%, 10–1–14 (A)	1,900	1,900
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.020%, 10–1–14 (A)	4,314	4,314
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.),
0.010%, 10–1–14 (A)	2,979	2,979
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by U.S. Government),
0.060%, 10–7–14 (A)	8,700	8,700
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.060%, 10–7–14 (A)	2,232	2,232
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.040%, 10–7–14 (A)	4,900	4,900

		25,825

Colorado – 1.6%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.070%, 10–7–14 (A)	5,350	5,350
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.070%, 10–7–14 (A)	3,110	3,110
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.),
0.050%, 10–7–14 (A)	250	250
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A–1 (GTD by JPMorgan Chase & Co.):
0.080%, 10–7–14 (A)	1,500	1,500
0.200%, 10–7–14 (A)	550	550

		10,760

Florida – 0.5%
FL Muni Power Agy, All–Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.),
0.060%, 10–1–14 (A)	3,060	3,060

Georgia – 3.4%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.),
0.040%, 10–1–14 (A)	2,275	2,275
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.150%, 10–27–14	16,007	16,007
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank),
0.130%, 11–4–14	4,000	4,000

		22,282

Illinois – 0.2%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.040%, 10–7–14 (A)	545	545
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.030%, 10–1–14 (A)	1,000	1,000

		1,545

Iowa – 0.2%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center),
0.050%, 10–1–14 (A)	1,165	1,165

Louisiana – 1.2%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.050%, 10–1–14 (A)	3,941	3,941
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.040%, 10–7–14 (A)	2,350	2,350
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.030%, 10–1–14 (A)	1,600	1,600

		7,891

Maryland – 0.1%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.120%, 10–7–14 (A)	515	515

Michigan – 0.3%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.050%, 10–1–14 (A)	1,900	1,900

Minnesota – 0.3%
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax–Exempt),
0.050%, 10–7–14 (A)	2,000	2,000

Mississippi – 3.5%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.030%, 10–1–14 (A)	7,237	7,237
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.030%, 10–1–14 (A)	4,820	4,820
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.),
0.040%, 10–1–14 (A)	4,332	4,332
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.040%, 10–1–14 (A)	6,300	6,300

		22,689

Missouri – 0.2%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.110%, 10–7–14 (A)	1,340	1,340

New Jersey – 0.6%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.030%, 10–7–14 (A)	3,200	3,200
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.150%, 10–7–14 (A)	822	822

		4,022

New York – 4.5%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A–1 (GTD by Wells Fargo Bank N.A.),
0.050%, 10–7–14 (A)	2,000	2,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A–1 (GTD by Wells Fargo Bank N.A.),
0.050%, 10–7–14 (A)	1,800	1,800
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.),
0.050%, 10–7–14 (A)	900	900
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A,
0.040%, 10–7–14 (A)	2,250	2,250

NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A–2 (GTD by Bank of America N.A.),
0.050%, 10–7–14 (A)	5,000	5,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.040%, 10–7–14 (A)	14,600	14,600
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.),
0.060%, 10–7–14 (A)	3,000	3,000

		29,550

Ohio – 1.7%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.040%, 10–7–14 (A)	10,900	10,900

Oregon – 0.1%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.040%, 10–7–14 (A)	700	700

South Dakota – 0.8%
SD Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.),
0.040%, 10–7–14 (A)	5,000	5,000

Tennessee – 0.8%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.040%, 10–7–14 (A)	5,500	5,500

Texas – 2.0%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.040%, 10–7–14 (A)	1,600	1,600
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.050%, 10–1–14 (A)	2,250	2,250
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.050%, 10–1–14 (A)	9,220	9,220

		13,070

Wisconsin – 0.7%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.),
0.050%, 10–7–14 (A)	4,600	4,600

Wyoming – 0.4%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.040%, 10–1–14 (A)	2,381	2,381

TOTAL MUNICIPAL OBLIGATIONS – 27.1%		$176,695
(Cost: $176,695)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 10–1–14 (A)	3,000	3,000
0.110%, 10–3–14 (A)	9,114	9,114
0.110%, 10–7–14 (A)	2,250	2,250
0.110%, 10–7–14 (A)	2,100	2,100
0.110%, 10–7–14 (A)	1,500	1,500
0.110%, 10–7–14 (A)	1,497	1,497
0.110%, 10–7–14 (A)	939	939
Totem Ocean Trailer Express, Inc. (GTD by U.S. Government),
0.480%, 10–15–14 (A)	443	443

Total United States Government Agency Obligations – 3.2%		20,843

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 3.2%		$20,843
(Cost: $20,843)

TOTAL INVESTMENT SECURITIES – 99.9%		$651,549
(Cost: $651,549)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		689

NET ASSETS – 100.0%		$652,238

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets or the next demand date.

(B)	Rate shown is the yield to maturity at September 30, 2014.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$454,011	$—
Municipal Obligations	—	176,695	—
United States Government Agency Obligations	—	20,843	—
Total	$—	$651,549	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$651,549
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS
Real Estate Securities (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs – 6.6%
Cousins Properties, Inc.	76	$903
Spirit Realty Capital, Inc.	21	226
Vornado Realty Trust	19	1,929

		3,058

Health Care Facilities – 0.9%
Brookdale Senior Living, Inc. (A)	13	409

Hotels, Resorts & Cruise Lines – 2.7%
Hyatt Hotels Corp., Class A (A)	13	805
Marriott International, Inc., Class A	7	454

		1,259

Industrial REITs – 5.1%
DCT Industrial Trust, Inc.	74	553
EastGroup Properties, Inc.	10	626
ProLogis	32	1,200

		2,379

Office REITs – 15.7%
Alexandria Real Estate Equities, Inc.	13	966
BioMed Realty Trust, Inc.	24	481
Boston Properties, Inc.	20	2,292
Digital Realty Trust, Inc.	5	337
Duke Realty Corp.	67	1,149
Kilroy Realty Corp.	7	416
Parkway Properties, Inc.	19	347
SL Green Realty Corp.	13	1,287

		7,275

Residential REITs – 18.6%
American Campus Communities, Inc.	15	550
AvalonBay Communities, Inc.	15	2,115
Camden Property Trust	18	1,199
Education Realty Trust, Inc.	14	141
Equity Residential	30	1,817
Essex Property Trust, Inc.	10	1,743
Mid-America Apartment Communities, Inc.	2	158
UDR, Inc.	33	897

		8,620

Retail REITs – 25.2%
Acadia Realty Trust	25	681
DDR Corp.	55	920
Federal Realty Investment Trust	9	1,043
General Growth Properties, Inc.	55	1,284
Kimco Realty Corp.	45	979
Kite Realty Group Trust	31	755
Macerich Co. (The)	2	115
Ramco-Gershenson Properties Trust	18	297
Regency Centers Corp.	2	113
Simon Property Group, Inc.	29	4,808
Taubman Centers, Inc.	8	613

		11,608

Specialized REITs – 24.3%
CubeSmart	20	354
Extra Space Storage, Inc.	22	1,109
HCP, Inc.	21	846
Health Care REIT, Inc.	24	1,466
Host Hotels & Resorts, Inc.	59	1,263
LaSalle Hotel Properties	21	715
Pebblebrook Hotel Trust	20	739
Public Storage, Inc.	11	1,841
RLJ Lodging Trust	26	752
Sabra Health Care REIT, Inc.	12	289
Strategic Hotels & Resorts, Inc. (A)	34	390
Ventas, Inc.	24	1,471

		11,235

TOTAL COMMON STOCKS – 99.1%		$45,843
(Cost: $42,992)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp., 0.102%, 10–7–14 (B)	$326	326

TOTAL SHORT-TERM SECURITIES – 0.7%		$326
(Cost: $326)

TOTAL INVESTMENT SECURITIES – 99.8%		$46,169
(Cost: $43,318)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		92

NET ASSETS – 100.0%		$46,261

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$45,843	$—	$—
Short-Term Securities	—	326	—
Total	$45,843	$326	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$43,318
Gross unrealized appreciation	4,204
Gross unrealized depreciation	(1,353)
Net unrealized appreciation	$2,851

SCHEDULE OF INVESTMENTS
Science and Technology (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Application Software – 9.5%
ACI Worldwide, Inc. (A)	809	$15,173
Aspen Technology, Inc. (A)	672	25,329
Globant S.A. (A)	74	1,041
Mobileye N.V. (A)	42	2,235
Qlik Technologies, Inc. (A)	231	6,254
Silver Spring Networks, Inc. (A)	552	5,330

		55,362

Biotechnology – 6.7%
Evogene Ltd. (A)	175	2,305
Isis Pharmaceuticals, Inc. (A)	311	12,076
Vertex Pharmaceuticals, Inc. (A)	216	24,303

		38,684

Building Products – 0.6%
Advanced Drainage Systems, Inc. (A)	172	3,597

Commodity Chemicals – 0.5%
BioAmber, Inc. (A)	252	2,512

Communications Equipment – 0.9%
Ruckus Wireless, Inc. (A)	372	4,973

Construction & Engineering – 1.8%
Abengoa S.A., Class B ADR	395	10,507

Consumer Electronics – 3.6%
Garmin Ltd.	159	8,256
Harman International Industries, Inc.	129	12,677

		20,933

Data Processing & Outsourced Services – 12.1%
Alliance Data Systems Corp. (A)	105	26,168
Euronet Worldwide, Inc. (A)	389	18,576
EVERTEC, Inc.	241	5,386
QIWI plc ADR	223	7,032
WNS (Holdings) Ltd. ADR (A)	589	13,249

		70,411

Electrical Components & Equipment – 0.6%
SolarCity Corp. (A)	63	3,725

Electronic Components – 1.8%
Universal Display Corp. (A)	230	7,491
Vishay Intertechnology, Inc.	213	3,047

		10,538

Electronic Equipment & Instruments – 1.0%
FLIR Systems, Inc.	175	5,497

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)	280	744

Health Care Equipment – 0.9%
Cardiovascular Systems, Inc. (A)	76	1,796
Volcano Corp. (A)	325	3,454

		5,250

Health Care Facilities – 1.4%
Tenet Healthcare Corp. (A)	136	8,095

Health Care Technology – 2.4%
Cerner Corp. (A)	232	13,796

Industrial Conglomerates – 1.6%
Toshiba Corp. (B)	1,934	8,962

Industrial Machinery – 2.6%
Pentair, Inc.	227	14,886

Integrated Telecommunication Services – 0.7%
Windstream Corp.	380	4,095

Internet Software & Services – 8.0%
21Vianet Group, Inc. ADR (A)	176	3,161
Alibaba Group Holding Ltd. ADR (A)	70	6,246
Facebook, Inc., Class A (A)	167	13,216
Google, Inc., Class A (A)	15	8,826
Google, Inc., Class C (A)	15	8,660
Twitter, Inc. (A)	130	6,680

		46,789

IT Consulting & Other Services – 5.9%
Acxiom Corp. (A)	654	10,829
EPAM Systems, Inc. (A)	141	6,183
iGATE Corp. (A)	459	16,847

		33,859

Office REITs – 0.9%
QTS Realty Trust, Inc., Class A	163	4,956

Pharmaceuticals – 2.2%
Teva Pharmaceutical Industries Ltd. ADR	233	12,535

Renewable Electricity – 0.5%
Abengoa Yield plc (A)	78	2,775

Semiconductor Equipment – 1.7%
Lam Research Corp.	46	3,466
Nanometrics, Inc. (A)	154	2,324
Photronics, Inc. (A)	473	3,805

		9,595

Semiconductors – 24.2%
Broadcom Corp., Class A	76	3,088
Cree, Inc. (A)	494	20,233
Cypress Semiconductor Corp.	669	6,606
Dialog Semiconductor plc (A)(B)	269	7,561
Intel Corp.	170	5,912
Marvell Technology Group Ltd.	506	6,818
Micron Technology, Inc. (A)	1,600	54,814
Microsemi Corp. (A)	390	9,902
NXP Semiconductors N.V. (A)	195	13,330
Rambus, Inc. (A)	627	7,824
Semtech Corp. (A)	146	3,972

		140,060

Systems Software – 2.4%
Microsoft Corp.	293	13,602

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	60	6,065

Wireless Telecommunication Service – 1.1%
Sprint Nextel Corp. (A)	964	6,112

TOTAL COMMON STOCKS – 96.8%		$558,915
(Cost: $364,189)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc., Expires 5–9–17 (C)	201	493

TOTAL WARRANTS – 0.1%		$493
(Cost: $24)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Intel Corp.,
Call $37.00, Expires 1–16–15, OTC (Ctrpty: Credit Suisse (USA), Inc.)	2,762	243

TOTAL PURCHASED OPTIONS – 0.0%		$243
(Cost: $259)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 1.8%
CVS Caremark Corp.,
0.200%, 10–1–14 (D)	$4,000	4,000
J.M. Smucker Co. (The),
0.210%, 10–1–14 (D)	1,525	1,525
McCormick & Co., Inc.,
0.110%, 10–1–14 (D)	5,000	5,000

		10,525

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (E)	1,049	1,049

TOTAL SHORT-TERM SECURITIES – 2.0%		$11,574
(Cost: $11,574)

TOTAL INVESTMENT SECURITIES – 98.9%		$571,225
(Cost: $376,046)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		6,233

NET ASSETS – 100.0%		$577,458

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Rate shown is the yield to maturity at September 30, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Intel Corp.	Credit Suisse (USA), Inc.	Put	3,296	January 2015	$31.00	$179	$(188)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$558,915	$—	$—
Warrants	—	493	—
Purchased Options	—	243	—
Short-Term Securities	—	11,574	—
Total	$558,915	$12,310	$—
Liabilities
Written Options	$—	$188	$—

During the period ended September 30, 2014, securities totaling $147 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$376,046
Gross unrealized appreciation	211,540
Gross unrealized depreciation	(16,361)
Net unrealized appreciation	$195,179

SCHEDULE OF INVESTMENTS
Small Cap Growth (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.8%
Huntington Ingalls Industries, Inc.	103	$10,737

Apparel Retail – 1.4%
Zumiez, Inc. (A)	182	5,124

Apparel, Accessories & Luxury Goods – 1.1%
Under Armour, Inc., Class A (A)	59	4,050

Application Software – 6.6%
Synchronoss Technologies, Inc. (A)	224	10,242
Tyler Technologies, Inc. (A)	87	7,699
Ultimate Software Group, Inc. (The) (A)	49	6,969

		24,910

Auto Parts & Equipment – 4.8%
Amerigon, Inc. (A)	327	13,791
Motorcar Parts of America, Inc. (A)	171	4,647

		18,438

Automotive Retail – 3.9%
Asbury Automotive Group, Inc. (A)	79	5,101
Lithia Motors, Inc.	96	7,272
TravelCenters of America LLC (A)	262	2,591

		14,964

Biotechnology – 1.0%
KYTHERA Biopharmaceuticals, Inc. (A)	115	3,765

Broadcasting – 0.7%
Entravision Communications Corp.	668	2,646

Building Products – 2.6%
Apogee Enterprises, Inc.	250	9,962

Communications Equipment – 6.0%
Applied Optoelectronics, Inc. (A)	253	4,079
Aruba Networks, Inc. (A)	252	5,449
Ruckus Wireless, Inc. (A)	691	9,238
ShoreTel, Inc. (A)	614	4,086

		22,852

Consumer Electronics – 3.4%
Harman International Industries, Inc.	133	12,995

Diversified Metals & Mining – 0.9%
Horsehead Holding Corp. (A)	197	3,261

Diversified Support Services – 3.8%
Portfolio Recovery Associates, Inc. (A)	269	14,047

Electrical Components & Equipment – 1.0%
Acuity Brands, Inc.	32	3,819

Electronic Components – 0.9%
Universal Display Corp. (A)	107	3,486

Electronic Manufacturing Services – 4.1%
IPG Photonics Corp. (A)	146	10,021
Methode Electronics, Inc.	147	5,409

		15,430

Footwear – 2.1%
Skechers USA, Inc. (A)	148	7,864

Health Care Equipment – 2.4%
Cyberonics, Inc. (A)	54	2,754
DexCom, Inc. (A)	160	6,396

		9,150

Health Care Facilities – 3.8%
Acadia Healthcare Co., Inc. (A)	156	7,581
Hanger Orthopedic Group, Inc. (A)	131	2,685
Surgical Care Affiliates, Inc. (A)	157	4,192

		14,458

Health Care Services – 1.9%
Air Methods Corp.	85	4,719
ExamWorks Group, Inc. (A)	76	2,493

		7,212

Health Care Supplies – 4.4%
Align Technology, Inc. (A)	117	6,061
Spectranetics Corp. (The) (A)	247	6,574
Vascular Solutions, Inc. (A)	169	4,185

		16,820

Human Resource & Employment Services – 2.2%
WageWorks, Inc. (A)	186	8,480

Industrial Machinery – 4.1%
Barnes Group, Inc.	145	4,411
Proto Labs, Inc. (A)	76	5,222
Rexnord Corp. (A)	199	5,661

		15,294

Internet Software & Services – 4.0%
Demandware, Inc. (A)	114	5,804
Move, Inc. (A)	194	4,061
Textura Corp. (A)	206	5,439

		15,304

Investment Banking & Brokerage – 1.0%
Moelis & Co., Class A	111	3,797

Leisure Facilities – 2.3%
Vail Resorts, Inc.	102	8,808

Oil & Gas Equipment & Services – 1.9%
Helix Energy Solutions Group, Inc. (A)	223	4,912
Nuverra Environmental Solutions, Inc. (A)	155	2,283

		7,195

Oil & Gas Exploration & Production – 0.9%
Bonanza Creek Energy, Inc. (A)	59	3,380

Oil & Gas Storage & Transportation – 4.0%
Targa Resources Corp.	110	14,983

Pharmaceuticals – 6.6%
Akorn, Inc. (A)	258	9,370
Aratana Therapeutics, Inc. (A)	91	910
Revance Therapeutics, Inc. (A)	141	2,728
Salix Pharmaceuticals Ltd. (A)	59	9,171
ZS Pharma, Inc. (A)	62	2,437

		24,616

Regional Banks – 1.5%
Texas Capital Bancshares, Inc. (A)	99	5,722

Restaurants – 1.1%
Krispy Kreme Doughnuts, Inc. (A)	233	4,004

Semiconductors – 3.6%
Atmel Corp. (A)	499	4,028
Canadian Solar, Inc. (A)	108	3,852
Integrated Device Technology, Inc. (A)	361	5,754

		13,634

Specialized Consumer Services – 1.3%
LifeLock, Inc. (A)	332	4,747

Systems Software – 0.2%
CyberArk Software Ltd. (A)	20	640

Trucking – 2.6%
Saia, Inc. (A)	81	4,020
Swift Transportation Co. (A)	286	5,995

		10,015

TOTAL COMMON STOCKS – 96.9%		$366,609
(Cost: $291,737)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.6%
Air Products and Chemicals, Inc.,
0.100%, 10–27–14 (B)	$ 2,000	2,000
Diageo Capital plc (GTD by Diageo plc),
0.250%, 10–3–14 (B)	5,000	5,000
Sysco Corp.,
0.060%, 10–1–14 (B)	2,947	2,947

		9,947

Master Note – 0.5%
Toyota Motor Credit Corp., 0.102%, 10–7–14 (C)	1,904	1,904

TOTAL SHORT-TERM SECURITIES – 3.1%		$11,851
(Cost: $11,851)

TOTAL INVESTMENT SECURITIES – 100.0%		$378,460
(Cost: $303,588)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(108)

NET ASSETS – 100.0%		$378,352

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$366,609	$—	$—
Short-Term Securities	—	11,851	—
Total	$366,609	$11,851	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$303,588
Gross unrealized appreciation	91,771
Gross unrealized depreciation	(16,899)
Net unrealized appreciation	$74,872

SCHEDULE OF INVESTMENTS
Small Cap Value (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.5%
Triumph Group, Inc.	22	$1,451

Apparel Retail – 2.8%
Abercrombie & Fitch Co., Class A	159	5,782
Lands’ End, Inc. (A)	67	2,759

		8,541

Application Software – 1.2%
Synchronoss Technologies, Inc. (A)	79	3,621

Auto Parts & Equipment – 3.2%
Dana Holding Corp.	216	4,139
Visteon Corp. (A)	58	5,621

		9,760

Building Products – 5.6%
Armstrong World Industries, Inc. (A)	161	8,988
Continental Building Products, Inc. (A)	219	3,194
NCI Building Systems, Inc. (A)	228	4,414

		16,596

Casinos & Gaming – 1.4%
Pinnacle Entertainment, Inc. (A)	173	4,338

Construction Machinery & Heavy Trucks – 2.5%
Manitowoc Co., Inc. (The)	233	5,461
Terex Corp.	69	2,186

		7,647

Consumer Finance – 0.6%
JG Wentworth Co. (A)	137	1,692

Data Processing & Outsourced Services – 0.6%
CoreLogic, Inc. (A)	63	1,703

Diversified Support Services – 3.4%
Portfolio Recovery Associates, Inc. (A)	198	10,321

Forest Products – 1.1%
Boise Cascade Co. (A)	110	3,306

Gas Utilities – 1.1%
Southwest Gas Corp.	67	3,237

Health Care Facilities – 5.9%
Community Health Systems, Inc. (A)	86	4,723
HealthSouth Corp.	126	4,664
LifePoint Hospitals, Inc. (A)	121	8,393

		17,780

Investment Banking & Brokerage – 1.7%
Greenhill & Co., Inc.	113	5,244

Life & Health Insurance – 2.6%
American Equity Investment Life Holding Co.	165	3,784
Fidelity & Guaranty Life	197	4,204

		7,988

Marine – 2.6%
Matson, Inc.	317	7,933

Metal & Glass Containers – 0.9%
Owens – Illinois, Inc. (A)	103	2,673

Movies & Entertainment – 3.8%
Carmike Cinemas, Inc. (A)	243	7,519
Cinemark Holdings, Inc.	104	3,544

		11,063

Office REITs – 3.7%
Corporate Office Properties Trust	180	4,636
Lexington Corp. Properties Trust	341	3,335
Parkway Properties, Inc.	162	3,042

		11,013

Oil & Gas Equipment & Services – 2.7%
Basic Energy Services, Inc. (A)	115	2,483
GulfMark Offshore, Inc.	58	1,825
Key Energy Services, Inc. (A)	469	2,272
McDermott International, Inc. (A)	254	1,455

		8,035

Oil & Gas Refining & Marketing – 2.0%
Western Refining, Inc.	144	6,042

Oil & Gas Storage & Transportation – 4.5%
Atlas Energy L.P.	115	5,060
Atlas Pipeline Partners L.P.	237	8,642

		13,702

Property & Casualty Insurance – 1.8%
Argo Group International Holdings Ltd.	110	5,540

Real Estate Operating Companies – 1.5%
Forest City Enterprises, Inc., Class A (A)	236	4,608

Regional Banks – 10.0%
First Horizon National Corp.	446	5,481
Synovus Financial Corp.	164	3,869
Texas Capital Bancshares, Inc. (A)	91	5,226
Webster Financial Corp.	147	4,289
Western Alliance Bancorporation (A)	338	8,066
Zions Bancorporation	109	3,159

		30,090

Reinsurance – 5.3%
Endurance Specialty Holdings Ltd.	94	5,203
Maiden Holdings Ltd.	410	4,547
Reinsurance Group of America, Inc.	78	6,210

		15,960

Restaurants – 2.1%
Krispy Kreme Doughnuts, Inc. (A)	377	6,462

Retail REITs – 1.5%
Kite Realty Group Trust	189	4,589

Semiconductor Equipment – 2.8%
Teradyne, Inc.	435	8,438

Semiconductors – 2.5%
Freescale Semiconductor, Inc. (A)	146	2,853
Spansion, Inc. (A)	210	4,775

		7,628

Specialized REITs – 1.4%
Strategic Hotels & Resorts, Inc. (A)	367	4,270

Specialty Chemicals – 2.9%
Cytec Industries, Inc.	96	4,549
Kraton Performance Polymers, Inc. (A)	225	4,011

		8,560

Steel – 2.0%
SunCoke Energy Partners L.P.	209	6,142

Technology Distributors – 1.1%
Insight Enterprises, Inc. (A)	144	3,259

Trucking – 5.0%
Con-way, Inc.	47	2,237
Marten Transport Ltd.	291	5,178
Saia, Inc. (A)	154	7,625

		15,040

TOTAL COMMON STOCKS – 94.3%		$284,272
(Cost: $250,718)

INVESTMENT FUNDS
Asset Management & Custody Banks – 0.9%
THL Credit, Inc.	210	$2,704

TOTAL INVESTMENT FUNDS – 0.9%		$2,704
(Cost: $2,748)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.0%
Mondelez International, Inc.,
0.140%, 10–1–14 (B)	$3,047	3,047
Virginia Electric and Power Co.,
0.210%, 10–3–14 (B)	6,000	6,000

		9,047

Master Note – 1.1%
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (C)	3,426	3,426

Municipal Obligations – Taxable – 0.9%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp. of Columbus), Ser 1996A (GTD by U.S. Bank N.A.),
0.050%, 10–7–14 (C)	1,430	1,430
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.040%, 10–7–14 (C)	1,283	1,283

		2,713

TOTAL SHORT-TERM SECURITIES – 5.0%		$15,186
(Cost: $15,186)

TOTAL INVESTMENT SECURITIES – 100.2%		$302,162
(Cost: $268,652)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(514)

NET ASSETS – 100.0%		$301,648

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$284,272	$—	$—
Investment Funds	2,704	—	—
Short-Term Securities	—	15,186	—
Total	$286,976	$15,186	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$268,652
Gross unrealized appreciation	41,010
Gross unrealized depreciation	(7,500)
Net unrealized appreciation	$33,510

SCHEDULE OF INVESTMENTS
Value (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Asset Management & Custody Banks – 2.4%
Blackstone Group L.P. (The)	234	$7,376
State Street Corp.	27	1,965

		9,341

Biotechnology – 2.3%
Amgen, Inc. (A)	62	8,723

Cable & Satellite – 3.9%
Time Warner Cable, Inc. (A)	104	14,851

Consumer Finance – 4.4%
Capital One Financial Corp.	211	17,181

Department Stores – 1.9%
Macy’s, Inc. (A)	128	7,418

Diversified Chemicals – 3.1%
Dow Chemical Co. (The)	226	11,867

Drug Retail – 2.8%
CVS Caremark Corp.	136	10,832

Electronic Equipment & Instruments – 3.1%
Xerox Corp.	899	11,894

General Merchandise Stores – 2.5%
Target Corp.	153	9,578

Health Care Distributors – 2.0%
McKesson Corp. (A)	40	7,845

Health Care Facilities – 2.2%
HCA Holdings, Inc. (A)(B)	123	8,660

Homebuilding – 1.6%
Pulte Homes, Inc.	351	6,204

Hotels, Resorts & Cruise Lines – 2.0%
Wyndham Worldwide Corp.	98	7,931

Integrated Oil & Gas – 3.2%
Occidental Petroleum Corp.	131	12,548

Life & Health Insurance – 2.4%
MetLife, Inc.	175	9,401

Managed Health Care – 4.1%
Humana, Inc.	79	10,344
WellPoint, Inc.	46	5,455

		15,799

Multi-Line Insurance – 2.8%
American International Group, Inc.	198	10,680

Oil & Gas Refining & Marketing – 5.9%
HollyFrontier Corp.	84	3,673
Marathon Petroleum Corp. (A)	138	11,702
Phillips 66	92	7,472

		22,847

Oil & Gas Storage & Transportation – 11.1%
Atlas Energy L.P. (A)	254	11,189
Atlas Pipeline Partners L.P.	319	11,645
MarkWest Energy Partners L.P.	65	5,024
Regency Energy Partners L.P.	363	11,825
VTTI Energy Partners L.P. (B)	116	2,895

		42,578

Other Diversified Financial Services – 8.6%
Citigroup, Inc.	349	18,059
JPMorgan Chase & Co.	258	15,536

		33,595

Pharmaceuticals – 3.2%
Teva Pharmaceutical Industries Ltd. ADR	228	12,266

Reinsurance – 2.9%
Reinsurance Group of America, Inc.	141	11,306

Soft Drinks – 1.9%
Coca-Cola Enterprises, Inc.	168	7,448

Specialty Chemicals – 2.7%
LyondellBasell Industries N.V., Class A	98	10,627

Technology Hardware, Storage & Peripherals – 8.9%
SanDisk Corp.	169	16,505
Western Digital Corp. (A)	184	17,877

		34,382

Tobacco – 3.6%
Philip Morris International, Inc.	164	13,711

TOTAL COMMON STOCKS – 95.5%		$369,513
(Cost: $306,165)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 3.7%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.080%, 10–6–14 (C)	$3,200	3,200

Baxter International, Inc.,
0.250%, 10–8–14 (C)	7,000	7,000
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.080%, 10–9–14 (C)	4,000	4,000

		14,200

Master Note – 0.6%
Toyota Motor Credit Corp.,
0.102%, 10–7–14 (D)	2,448	2,448

TOTAL SHORT-TERM SECURITIES – 4.3%		$16,648
(Cost: $16,648)

TOTAL INVESTMENT SECURITIES – 99.8%		$386,161
(Cost: $322,813)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		785

NET ASSETS – 100.0%		$386,946

Notes to Schedule of Investments

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Amgen, Inc.	N/A	Call	67	October 2014	$145.00	$12	$(7)
Atlas Energy L.P.	N/A	Call	241	October 2014	50.00	16	(5)
First Republic Bank	N/A	Put	114	November 2014	40.00	6	(3)
HCA Holdings, Inc.	N/A	Call	158	December 2014	75.00	36	(30)
Macy’s, Inc.	N/A	Call	255	November 2014	65.00	19	(7)
Marathon Petroleum Corp.	N/A	Call	126	October 2014	95.00	21	(2)
McKesson Corp.	N/A	Call	193	October 2014	200.00	44	(21)
Time Warner Cable, Inc.	N/A	Call	251	January 2015	170.00	29	(9)
Western Digital Corp.	N/A	Call	112	October 2014	105.00	22	(1)
						$205	$(85)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$369,513	$—	$—
Short-Term Securities	—	16,648	—
Total	$369,513	$16,648	$—
Liabilities
Written Options	$66	$19	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$322,813
Gross unrealized appreciation	67,040
Gross unrealized depreciation	(3,692)
Net unrealized appreciation	$63,348

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds Variable Insurance Portfolios (Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2014

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2014